1933 Act File No. 2-91090
                                                      1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    ------

      Pre-Effective Amendment No.      .............................

      Post-Effective Amendment No.  42_.............................  X
                                   ----                             ------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ------

      Amendment No.  36 .............................................    X
                    ----                                               ------

                             FEDERATED EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
 X  on January 1, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                               Copy to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037






PROSPECTUS


Federated Growth Strategies Fund


A Portfolio of Federated Equity Funds


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


A mutual fund seeking capital appreciation by investing primarily in growth equity securities.


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS

Risk/Return Summary                                             1
What are the Fund's Fees and Expenses?                          3
What are the Fund's Investment Strategies?                      4

What are the Principal Securities in Which the Fund Invests?    5
What are the Specific Risks of Investing in the Fund?           5
What do Shares Cost?                                            6
How is the Fund Sold?                                           9
How to Purchase Shares                                          9
How to Redeem and Exchange Shares                              11
Account and Share Information                                  13

Who Manages the Fund?                                          14

Financial Information                                          15




DECEMBER 31, 1998

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is appreciation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $100 million that offer superior growth prospects.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include:
Liquidity Risks, Risks Related to Company Size, Sector Risk, and Risk of Foreign Investing.

  The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Growth Strategies Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-15" and increasing in increments of 15 up to 45.

The `x' axis represents calculation periods for the last ten calendar years of the Trust, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class A Shares of Federated Growth Strategies Fund, stated directly at the top of each respective bar for the calendar years 1988 through 1997, are 28.75%, 29.24%, (4.90%), 35.08%, 8.59%, 6.62%, (11.87%), 40.02%, 23.33%, and 27.06%.]


The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.


The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.



The Fund's Class A Shares total return from January 1, 1998 to September 30, 1998 was (8.60%).



Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 22.12% (quarter ended March 31, 1988). Its lowest quarterly return was (18.26%) (quarter ended September 30, 1990).




Average Annual Total Return


Average Annual Return for the Fund's Class A, Class B, and Class C Shares, compared to the Standard& Poors 500 Index (S&P 500), and Lipper growth Fund Index
(LGFI).


Calendar Period                                   Class A         Class B         Class C         S&P 500           LGFI
1 Year                                            20.07%          19.11%          25.15%          33.36%            28.03%
5 Years                                           14.27%             --              --           20.27%            17.07%
10 Years                                          16.29%             --              --           18.02%            16.07%
Life of the Fund1                                    --           22.14%          24.49%             --                --


1 The Fund's Class A, Class B, and Class C Shares start of performance dates were August 23, 1984, August 16, 1995 and August 16, 1995, respectively.


  The table shows the Fund's Class A, Class B, and Class C Shares average annual total returns compared to the S&P 500, a broad-based market index, and LGFI, an average of funds with similar investment objectives.


  Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?


FEDERATED GROWTH STRATEGIES FUND


FEES AND EXPENSES


This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A,B, and C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment                                                          Class A       Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)............ 5.50%         None          None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption
 proceeds, as applicable)....................................................................... 0.00%         5.50%         1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a
 percentage of offering price).................................................................. None          None          None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................. None          None          None
Exchange Fee.................................................................................... None          None          None

Annual Fund Operating Expenses (before waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee.................................................................................. 0.75%         0.75%         0.75%
Distribution (12b-1) Fee........................................................................ None          0.75%         0.75%
Shareholder Services Fee/2/..................................................................... 0.25%         0.25%         0.25%
Other Expenses.................................................................................. 0.20%         0.21%         0.21%
Total Annual Fund Operating Expenses............................................................ 1.20%         1.96%/3/      1.96%
----------------------------------------------------------------------------------------------------------------------------------
1 Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
  Waiver of Fund Expenses....................................................................... 0.00%/4/        --          0.02%
  Total Actual Annual Fund Operating Expenses (after waivers)................................... 1.20%         1.96%         1.94%

2 The shareholder services fees have been voluntarily reduced. This voluntary reduction can be terminated at any time. The shareholder services fees paid by the Fund (after the voluntary reductions) for Class A and Class C Shares were 0.25% and 0.23%, respectively for the year ended October 31, 1998.

3 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

4 Amount waived less than 0.01%.



EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, class b, and Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                 1 Year       3 Years       5 Years       10 Years
Class A Shares
Expenses assuming
redemption                   $666        $  910        $1,173         $1,925
Expenses assuming no
redemption                   $666        $  910        $1,173         $1,925

Class B Shares
Expenses assuming
redemption                   $749        $1,015        $1,257         $2,089
Expenses assuming no
redemption                   $199        $  615        $1,057         $2,089

Class C Shares
Expenses assuming
redemption                   $299        $  615        $1,057         $2,285
Expenses assuming no
redemption                   $199        $  615        $1,057         $2,285


What are the Fund's Investment Strategies?


The Fund pursues its investment objective by investing primarily in common stock of companies with market capitalizations above $100 million that offer superior growth prospects. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

  Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 100 and 150 companies in its portfolio.


Portfolio Turnover


The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


Temporary Defensive Investments


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter- term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


What are the Principal Securities in Which the Fund Invests?


Common Stocks


Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


American Depositary Receipts

American Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.


What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS


The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.


  The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.


LIQUIDITY RISKS


Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

  In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


RISKS RELATED TO INVESTING FOR GROWTH



Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks.


What do Shares Cost?


You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).


  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.


  The Fund's current NAV and public offering price may be found in the mutual fund section of local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


                         Maximum                 Minimum Sales Charge
                         Initial/         --------------------------------
                         Subsequent       Front-End        Contingent
                         Investment       Sales            Deferred
Shares Offered           Amounts/1/       Charge/2/        Sales Charge/3/
--------------------------------------------------------------------------
Class A                  $1500/$100       5.50%            0.00%
Class B                  $1500/$100       None             5.50%
Class C                  $1500/$100       None             1.00%
--------------------------------------------------------------------------


1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.


2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."


3 See "Sales Charge When You Redeem."



SALES CHARGE WHEN YOU PURCHASE

Class A Shares
-----------------------------------------------------------------------
                            Sales Charge
                            as a Percentage        Sales Charge
                            of Public              as a Percentage
Purchase Amount             Offering Price         of NAV
-----------------------------------------------------------------------
Less than $50,000           5.50%                  5.82%
$50,000 but less
than $100,000               4.50%                  4.71%
$100,000 but less
than $250,000               3.75%                   3.90%
$250,000 but less
than $500,000               2.50%                   2.56%
$500,000 but less
than $1 million             2.00%                   2.04%
$1 million or greater       0.00%                   0.00%
-----------------------------------------------------------------------


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24months after purchase if an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:


 . purchasing Shares in greater quantities to reduce the applicable sales charge;


 . combining concurrent purchases of Shares:

  -  by you, your spouse, and your children under age 21; or
  - of the same share class of two or more Federated Funds (other than money market funds);


 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or


 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:


 . within 120 days of redeeming Shares of an equal or lesser amount;


 . by exchanging shares from the same share class of another Federated Fund
  (other than a money market fund);


 . through wrap accounts or other investment programs where you pay the investment professional directly for services;


 . through investment professionals that receive no portion of the sales charge;


 . as a Federated Life Member (Class A Shares only) and their immediate family members; or


 . Trustee or employee of the Fund, the Adviser, the Distributor, and their affiliates, and the immediate family members of these individuals.


If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase.
If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.


SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares
-------------------------------------------------------------------------------
A contingent deferred sales charge of 0.75% of the redemption amount applies to
Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.
-------------------------------------------------------------------------------


Class B Shares
-------------------------------------------------------------------------------
Shares Held Up To:                                         CDSC
-------------------------------------------------------------------------------
1 year                                                     5.50%
-------------------------------------------------------------------------------
2 years                                                    4.75%
-------------------------------------------------------------------------------
3 years                                                    4.00%
-------------------------------------------------------------------------------
4 years                                                    3.00%
-------------------------------------------------------------------------------
5 years                                                    2.00%
-------------------------------------------------------------------------------
6 years                                                    1.00%
-------------------------------------------------------------------------------
7 years or more                                            0.00%
-------------------------------------------------------------------------------


Class C Shares
-------------------------------------------------------------------------------
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.
-------------------------------------------------------------------------------


You will not be charged a CDSC when redeeming Shares:


 . purchased with reinvested dividends or capital gains;


 . purchased within 120 days of redeeming Shares of an equal or lesser amount;


 . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);


 . purchased through investment professionals that did not receive advanced sales payments; or


 .  if after you purchase Shares you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;



 .  if your redemption is a required retirement plan distribution;


 .  upon the death of the last surviving shareholder(s) of the account


If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:


 .  Shares that are not subject to a CDSC;


 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and


 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.


How is the Fund Sold?


The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


  Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and


 .   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.


By Wire

Send your wire to:

 State Street Bank and Trust Company
 Boston,MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.


By Check


Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.


How to Redeem and Exchange Shares


You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or


 .  directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem or exchange Shares by calling the fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail


You may redeem or exchange Shares by mailing a written request to the Fund.


 You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600


Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;


 .  amount to be redeemed or exchanged;


 .  signatures of all Shareholders exactly as registered; and


 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.


Signature Guarantees

Signatures must be guaranteed if:
 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


 . an electronic transfer to your account at a financial institution that is an ACH member; or


 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or


 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on   uncashed checks from the Fund if
those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;

 .  your account is at least one year old;

 .  you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS


Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.


Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Who Manages the Fund?


The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:


James E. Grefenstette


James E. Grefenstette has been the Fund's portfolio manager since December, 1994. Mr. Grefenstette has been a Portfolio Manager for various Federated Funds since December 1994. Mr. Grefenstette joined Federated Investors, Inc. or its predecessor in 1992 as an Investment Analyst and has been a Vice President of the Fund's investment adviser since July 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's investment adviser. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.


Salvatore Esposito


Salvatore Esposito has been the Fund's portfolio manager since November 1997. Mr. Esposito has been a Portfolio Manager of various Federated Funds since August 1997. Mr. Esposito joined Federated Investors, Inc. or its predecessor in 1995 as an Investment Analyst of the Fund's adviser and has been an Assistant Vice President of the Fund's adviser since October 1997. From 1987 to 1995, Mr. Esposito served in various positions at PNC Bank, culminating in that of Vice President/Lead Reviewer. Mr. Esposito earned his M.B.A., concentrating in Finance, from Duquesne University.


  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

  The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.


  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception,if the life of the Fund is shorter. Some of the information is presented on a per share basis.Total returns represent the rate an investor would have earned (or lost) on an investment in the fund,assuming reinvestment of all dividends and distributions.


  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights--Class A Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                               1998               1997                1996             1995              1994
Net Asset Value, Beginning of Period             $  31.54          $  25.84            $  26.22         $  21.28          $  23.92
Income from Investment Operations:
Net investment income/ (net operating               (0.14)/1/         (0.04)               0.04             0.24              0.21
 loss)
Net realized and unrealized                         (1.48)             8.56                5.01             5.64             (2.18)
 gain/(loss) on investments
 TOTAL FROM INVESTMENT OPERATIONS                   (1.62)             8.52                5.05             5.88             (1.97)
Less Distributions:
Distributions from net investment income                --             (0.00)/2/           (0.04)           (0.26)            (0.19)
Distributions from net realized gain                (6.39)            (2.82)              (5.39)           (0.68)            (0.48)
 on investment transactions
 TOTAL DISTRIBUTIONS                                (6.39)            (2.82)              (5.43)           (0.94)            (0.67)
Net Asset Value, End of Period                   $  23.53          $  31.54            $  25.84         $  26.22          $  21.28
Total Return3                                       (6.12%)           36.37%              23.16%           29.03%            (8.43%)

Ratios to Average Net Assets:
Expenses                                             1.20%             1.14%               1.13%            1.10%             0.99%
Net investment income/ (net operating               (0.54%)           (0.14%)              0.15%            1.05%             0.89%
 loss)
Expense waiver/reimbursement4                        0.00%/2/          0.10%               0.15%            0.16%               --
Supplemental Data:
Net assets, end of period (000 omitted)          $510,552          $509,678            $307,382         $249,110          $320,630
Portfolio turnover                                    119%              146%                 89%             125%               59%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.


2 Amounts distributed per share do not round to $0.01.


3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.



Financial Highlights--Class B Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended October 31                            1998                     1997                      1996                 1995/1/
Net Asset Value, Beginning of Period          $ 31.02                  $ 25.65                   $ 26.23                 $21.51
Income from Investment Operations:
Net operating loss                              (0.34)/2/                (0.10)                    (0.10)                 (0.02)
Net realized and unrealized gain/(loss)
on investments                                  (1.41)                    8.29                      4.91                   0.74
 TOTAL FROM INVESTMENT OPERATIONS               (1.75)                    8.19                      4.81                   0.72
Less Distributions:
Distributions from net realized gain on
investment transactions                         (6.39)                   (2.82)                    (5.39)                    --
Net Asset Value, End of Period                $ 22.88                  $ 31.02                   $ 25.65                 $26.23
Total Return/3/                                 (6.78%)                  35.23%                    22.03%                  2.82%

Ratios to Average Net Assets:
Expenses                                         1.96%                    1.99%                     2.03%                  2.04%/4/
Net operating loss                              (1.34%)                  (1.04%)                   (0.79)%                (0.66%)/4/
Supplemental Data:
Net assets, end of period (000 omitted)       $77,975                  $39,588                   $10,858                 $1,345
Portfolio turnover                                119%                     146%                       89%                   125%


1 Reflects operations for the period from August 16, 1995 (date of initial public investment) to October 31, 1995.


2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.


3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


4 Computed on an annualized basis.


Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.



Financial Highlights--Class C Shares
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended October 31                                                   1998             1997             1996            1995/1/
Net Asset Value, Beginning of Period                                 $ 31.16           $25.68           $26.22          $21.51
Income from Investment Operations:
Net operating loss                                                     (0.34)/2/        (0.20)           (0.05)          (0.02)
Net realized and unrealized gain/(loss) on investments                 (1.41)            8.50             4.90            0.73
 TOTAL FROM INVESTMENT OPERATIONS                                      (1.75)            8.30             4.85            0.71
Less Distributions:
Distributions from net realized gain on investment                     (6.39)           (2.82)           (5.39)             --
 transactions
Net Asset Value, End of Period                                       $ 23.02           $31.16           $25.68          $26.22
Total Return3                                                          (6.74%)          35.66%           22.12%           2.78%

Ratios to Average Net Assets:
Expenses                                                                1.94%            1.90%            1.92%           2.05%/4/
Net operating loss                                                     (1.34%)          (0.91%)          (0.72)%         (0.71%)/4/
Expense waiver/reimbursement5                                           0.02%            0.09%            0.12%
Supplemental Data:
Net assets, end of period (000 omitted)                              $12,654           $5,860           $3,667          $   57
Portfolio turnover                                                       119%             146%              89%            125%


1 Reflects operations for the period from August 16, 1995 (date of initial public investment) to October 31, 1995.


2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.


3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


4 Computed on an annualized basis.


5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.




[LOGO OF Federated]
World-Class Investment Manager
                              SM

Federated
Growth
Strategies
Fund

A Portfolio of Federated Equity Funds


CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


DECEMBER 31, 1998


A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800- 341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



[LOGO OF Federated]

Federated Growth Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor


Investment Company Act File No. 811-4017
Cusip 314172107
Cusip 314172206
Cusip 314172305

G01228-01 (12/98)


Federated is a registered mark
of Federated Investors, Inc.
1998 (c)Federated Investors, Inc.                  [RECYCLED LOGO]





   Statement of Additional Information  December 31, 1998



   Federated Growth Strategies Fund

   [A Portfolio of Federated Equity Funds]

   Class A Shares, Class B Shares, Class C Shares


   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Growth Strategies Fund (Fund), dated December 31, 1998. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


   -----------------------------------------------------------------------------
   Table of Contents
   -----------------------------------------------------------------------------



   How is the Fund Organized
   Securities in Which the Fund Invests
   What Do Shares Cost?
   How is the Fund Sold?

   Exchanging Securities for Shares

   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides Services
     to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Financial Information
   Investment Ratings

   Addresses




   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors
   CUSIP 314172107
   CUSIP 314172206
   CUSIP 314172305

   G01228-02(12/98)


HOW IS THE FUND ORGANIZED?
================================================================================


The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS
================================================================================

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES


Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.


  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Credit Risks of corporate debt securities vary widely among issuers.

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.Insurance contracts include guaranteed investment contracts, funding agreements and annuities.


Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

  The Fund may buy and sell financial futures and futures on indices.

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy put options on portfolio securities and futures in anticipation of a decrease in the value of the underlying asset.

  Write call options on portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk. [Trading in certain foreign markets is also subject to Liquidity Risk.]



  Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

  Foreign Exchange Contracts. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into "spot" currency trades. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to Currency Risk.

  Foreign Government Securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Securities Lending. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy.. In return,, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.



  Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



EQUITY SECURITIES INVESTMENT RISKS


Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.



FIXED INCOME SECURITIES INVESTMENT RISKS



Bond Market Risk
----------------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



Credit Risk
-----------

 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio.



Call Risk
---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Liquidity Risks
---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

 . Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Risks Associated with Noninvestment Grade Securities
----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.



Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



INVESTMENT LIMITATIONS


Concentration of Investments



The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.



Investing in Commodities

The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on stock index futures and on financial futures.


Investing in Real Estate

The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.


Buying on Margin

The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.


Selling Short

The Fund will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.


Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.


Lending Cash or Securities

The Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust.


Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Investing in Minerals

The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.


Diversification of Investments

The Fund will not purchase the securities of any issuer (other than securities of the U.S. government, its agencies, or instrumentalities, or instruments secured by securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or acquire more than 10% of any class of voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.


The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.



Investing in Illiquid Securities

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice and certain restricted securities not determined by the Trustees to be liquid.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.


Writing Covered Call Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


Acquiring Securities

The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's investment adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.

Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, sell securities short, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year. Short selling may accelerate the recognition of gains.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:


 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;


 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and


 . for all other securities, at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.



WHAT DO SHARES COST?
================================================================================

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE


You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts. Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases. You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent - Class A Shares. You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege. You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund. The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:


 . the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and


 . trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS



Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.


Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:


 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; and any designated beneficiary;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions processed by the Fund because the accounts that do not meet the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors/Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?
================================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When an investment professional's customer purchases shares, the investment professional may receive:


 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

 . an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
  Shares.


In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares. Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:



                                                Advance Payments
                                               as a Percentage of
            Amount                            Public Offering Price
            ------                            ---------------------
            First $1 - $5 million                  0.75%
            Next $5 - $20 million                  0.50%
            Over $20 million                       0.25%


For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.



EXCHANGING SECURITIES FOR SHARES
================================================================================

You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES
================================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
================================================================================

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
================================================================================


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION
================================================================================

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class C Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 29,472 shares (5.25%).


TAX INFORMATION
================================================================================

FEDERAL INCOME TAX


The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


                                                                                                                       Total
                                                                                                                       Compensation
Name                                                                                                      Aggregate    From Trust
Birthdate                                                                                                Compensation  and Fund
Address                                                   Principal Occupations                           From Trust   Complex
Position With Trust                                         for Past 5 Years
--------------------------------- ---------------------------------------------------------------------- ------------  ------------
John F. Donahue*##                Chief Executive Officer and Director or Trustee of the Federated            $     0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors, Inc.;                      Trust and
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management, and                  56 other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport Research,                    companies in
CHAIRMAN AND TRUSTEE              Ltd.                                                                                 the Fund
                                                                                                                       Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director, Member         $637.36  $111,222
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh; formerly:                 for the
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                   Trust and 56
Pittsburgh, PA                    Director, Member of Executive Committee, University of Pittsburgh.                   other
TRUSTEE                                                                                                                investment
                                                                                                                       companies in
                                                                                                                       the Fund
                                                                                                                       Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex; President,               $701.20  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John R.                    the Trust and
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in private                   56 other
John R. Wood Associates,          real estate ventures in Southwest Florida; formerly: President,                      investment
Inc. Realtors                     Naples Property Management, Inc. and Northgate Village Development                   companies in
3255 Tamiami Trial North          Corporation.                                                                         the Fund
Naples, FL                                                                                                             Complex
TRUSTEE


Nicholas Constantakis**           Director or Trustee of the Federated Fund Complex; formerly:                $485.32  $0 for the
Birthdate: September 3, 1939      Partner, Andersen Worldwide SC.                                                      Trust and
175 Woodshire Drive                                                                                                    36 other
Pittsburgh, PA                                                                                                         investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director and             $701.20  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.; formerly:                    the Trust and
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                      56 other
Pittsburgh, PA                    Director, Ryan Homes, Inc.                                                           investment
TRUSTEE                                                                                                                companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund; Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.                       Complex




James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex; Attorney-at-law;         $701.20  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund, Inc.                                            the Trust and
571 Hayward Mill Road                                                                                                  56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.; Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange Commission.                     companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor of             $637.36  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University of                  the Trust and
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                   56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member, National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of America.                                      companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex


Edward L. Flaherty, Jr., Esq.#    Director or Trustee of the Federated Fund Complex; Attorney, of             $701.20  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                        the Trust and
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                       56 other
205 Ross Street                   Western Region; Partner, Meyer and Flaherty.                                         investment
Pittsburgh, PA                                                                                                         companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex; formerly:                $637.36  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General Court;                         the Trust and
One Royal Palm Way                President, State Street Bank and Trust Company and State Street                      56 other
100 Royal Palm Way                Corporation.                                                                         investment
Palm Beach, FL                                                                                                         companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman and                     the Fund
                                  Director, Massachusetts Bankers Association; Director, Depository                    Complex
                                  Trust Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President, Law           $637.36  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica & Murray.                the Trust and
President, Duquesne University                                                                                         56 other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School of                    companies in
                                  Law.                                                                                 the Fund
                                                                                                                       Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President, World         $637.36  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International Politics;                      the Trust and
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for International                 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center, Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation; President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman, National                      the Fund
                                  Advisory Council for Environmental Policy and Technology, Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management Center,
                                  Prague.

                                  Retired: Professor, United States Military Academy; Professor,
                                  United States Air Force Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex; Public                   $637.36  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference Planning.                                             the Trust and
4905 Bayard Street                                                                                                     56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of America;                         investment
TRUSTEE                           business owner.                                                                      companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Glen R. Johnson                   Trustee, Federated Investors, Inc.; staff member, Federated                 $     0  $0 for the
Birthdate: May 2, 1929            Securities Corp.                                                                     Trust and 8
Federated Investors Tower                                                                                              other
1001 Liberty Avenue                                                                                                    investment
Pittsburgh, PA                                                                                                         companies in
PRESIDENT                                                                                                              the Fund
                                                                                                                       Complex


J. Christopher Donahue##          President or Executive Vice President of the Federated Fund Complex;        $     0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors, Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management, and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research Corp.                 companies in
EXECUTIVE VICE PRESIDENT          and Federated Global Research Corp.; President, Passport Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company; Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales                Trustee or Director of some of the Funds in the Federated Fund              $     0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman, Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers, Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp., Federated                  company in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive Vice                    the Fund
                                  President and Director, Federated Securities Corp.; Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated Fund                $     0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers, Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director, Federated                       companies in
EXECUTIVE VICE PRESIDENT AND      Services Company; Director, Federated Securities Corp.                               the Fund
 SECRETARY                                                                                                             Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President - Funds             $     0  $0 for the
Birthdate:  June 17, 1954         Financial Services Division, Federated Investors, Inc.; Formerly:                    Trust and
Federated Investors Tower         various management positions within Funds Financial Services                         56 other
1001 Liberty Avenue               Division of Federated Investors, Inc.                                                investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex


Richard B. Fisher                 President or Vice President of some of the Funds in the Federated           $     0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President, Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities Corp.                   investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex


J. Thomas Madden                  Chief Investment Officer of this Fund and various other Funds in the        $     0  $0 for the
Birthdate: October 22, 1945       Federated Fund Complex; Executive Vice President, Federated                          Trust and 12
Federated Investors Tower         Investment Counseling, Federated Global Research Corp., Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Vice President, Federated Investors, Inc.; Formerly:                 companies in
CHIEF INVESTMENT OFFICER          Executive Vice President and Senior Vice President, Federated                        the Fund
                                  Investment Counseling Institutional Portfolio Management Services                    Complex
                                  Division; Senior Vice President, Federated Research Corp., Federated
                                  Advisers, Federated Management, Federated Research, and Passport
                                  Research, Ltd.

James E. Grefenstette             Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  November 7, 1962      Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Assistant Vice President and Investment Analyst,                          investment
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated Research, and                    companies in
SENIOR PORTFOLIO MANAGER/VICE     Federated Research Corp. ; and Assistant Vice President, Federated                   the Fund
 PRESIDENT                        Global Research Corp.                                                                Complex


Aash M. Shah                      Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  December 16, 1964     Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Vice President, Federated Investment Counseling                           investment
Pittsburgh, PA                    Institutional Portfolio Management Services Division; Assistant Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Advisers, Federated                      the Fund
 PRESIDENT                        Management, Federated Research, Federated Global Research Corp., and                 Complex
                                  Federated Research Corp.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

** Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


             Maximum                 Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------

          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES



                              For the Year ended
                                  October 31,


                               1998        1997        1996

Advisory Fee Earned.......  $4,546,048  $3,438,932  $2,042,918
Advisory Fee Reduction....  $        0  $        0  $        0
Brokerage Commissions.....  $1,288,654  $1,166,954  $  532,694
Administrative Fee........  $  457,074  $  346,201  $  205,948
12b-1 Fee.................
    Class A Shares........  $        0
    Class B Shares........  $  490,096
    Class C Shares........  $   75,712
Shareholder Services Fee..
    Class A Shares........  $1,309,942
    Class B Shares........  $  163,366
    Class C Shares........  $   23,069


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns given for the one-, five-, ten-year and since inception periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.

                       30-Day Period   1 Year    5 Years  10 Years  Since
                                                                    Inception
                                                                    on August
                                                                    23, 1984
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
Total Return           NA              (11.30)%  11.98%   12.88%    NA
Yield                  0.00%           NA        NA       NA        NA
--------------------------------------------------------------------------------


                       30-Day Period   1 Year    5 Years  10 Years  Since
                                                                    Inception
                                                                    on August
                                                                    15, 1995
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Total Return           NA              (10.83)%  NA       NA        14.72%
Yield                  0.00%           NA        NA       NA        NA
--------------------------------------------------------------------------------


                       30-Day Period   1 Year    5 Years  10 Years  Since
                                                                    Inception
                                                                    on August
                                                                    15, 1995
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------
Total Return           NA              (7.48)%   NA       NA        15.51%
Yield                  0.00%           NA        NA       NA        NA
--------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.



PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.


CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Dow Jones Industrial Average (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Lipper Growth Fund Average is an average of the total returns for 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Stategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

Strategic Insight Growth Funds Index consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.



WHO IS FEDERATED INVESTORS, INC.?
================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW


Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION
================================================================================


The Financial Statements for the Fund for the fiscal year ended October 31, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Growth Strategies Fund dated October 31, 1998.



INVESTMENT RATINGS
================================================================================

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


 . Leading market positions in well established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES
================================================================================


Federated Growth Strategies Fund
Class A, Class B, Class C
                                                 Federated Investors Funds
                                                 5800 Corporate Drive
                                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.                       Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Federated Management                             Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company              P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company           P.O. Box 8600
                                                 Boston, MA 02266-8600


--------------------------------------------------------------------------------

Independent Auditors
Ernst & Young LLP                                200 Clarendon Street
                                                 Boston, MA 02116-5072

--------------------------------------------------------------------------------






Federated Small Cap Strategies Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking capital appreciation by investing primarily in equity securities of small-cap companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.






CONTENTS

Risk/Return Summary                                        1
What are the Fund's Fees and Expenses?                     3
What are the Fund's Investment Strategies?                 4
What are the Principal Securities in Which
  the Fund Invests?                                        5
What are the Specific Risks of Investing in the Fund?      5
What do Shares Cost?                                       6
How is the Fund Sold?                                      9
How to Purchase Shares                                     9
How to Redeem and Exchange Shares                         11
Account and Share Information                             13
Who Manages the Fund?                                     14
Financial Information                                     15


DECEMBER 31, 1998





Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index. The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include:
Liquidity Risks, Risks Related to Company Size, Sector Risk, and Risk of Foreign Investing. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.



Risk/Return Bar Chart and Table


[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of Federated Small Cap Strategies Fund as of the calendar year-end for each of two years.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 7 up to 35.

The `x' axis represents calculation periods for the last two calendar years of the Trust, beginning with the earliest year. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class B Shares of Federated Small Cap Strategies Fund, stated directly at the top of each respective bar for the calendar years 1996 and 1997, are 34.15% and 13.40%.]



The bar chart shows the variability of the Fund's Class B Shares total returns on a calendar year- end basis.

The Fund's Class B Shares are sold subject to a contingent deferred sales charge
(load). The impact of the contingent deferred sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

The Fund's Class B Shares total return from January1, 1998 to September 30, 1998 was (19.18%).

Within the period shown in the chart, the Fund's Class B Shares highest quarterly return was 22.19% (quarter ended September30, 1997). Its lowest quarterly return was (11.35%) (quarter ended December 31, 1997).

Average Annual Total Return
Average Annual Return for the Fund's Class A, Class B, and Class C Shares, compared to the Russell 2000 Index (RUS2).


Calendar Year End          Class A         Class B        Class C          RUS2
Life of Fund/1/             28.21%          29.36%         30.64%         21.15%
1 Year                       7.88%           7.93%         12.32%         22.36%


1 The Fund's Class A, Class B, and Class C Shares start of performance date was
  November 1, 1995. The table shows the Fund's Class A, Class B, and Class C Shares average annual total returns compared to the RUS2, a broad- based market index.

  Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED SMALL CAP STRATEGIES FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the
Fund's Class A, B, and C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment                                                       Class A       Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           5.50%         None          None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable) 0.00% 5.50% 1.00%

Maximum  Sales  Charge  (Load)  Imposed  on  Reinvested   Dividends  (and  other
Distributions) (as a percentage of offering price) None None None

Redemption Fee (as a percentage of amount redeemed, if applicable)                             None          None          None

Exchange Fee                                                                                   None          None          None

Annual Fund Operating Expenses (before waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                              0.75%         0.75%         0.75%
Distribution (12b-1) Fee/3/                                                                    0.25%         0.75%         0.75%
Shareholder Services Fee                                                                       0.25%         0.25%         0.25%
Other Expenses                                                                                 0.35%         0.35%         0.35%
Total Annual Fund Operating Expenses                                                           1.60%         2.10%/4/      2.10%

/1/ Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.

     Waiver of Fund Expenses                                                                   0.32%         0.07%         0.07%

     Total Actual Annual Fund Operating Expenses (after waivers)                               1.28%         2.03%         2.03%

/2/ The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.68% for the year ended October 31, 1998.

/3/ Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended October 31, 1999.

/4/ Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.



EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5%return each year and that the Fund's Class A, class b, and Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class                 1 Year       3 Years       5 Years       10 Years
Class A
Expenses assuming              $704        $1,027        $1,373          $2,346
 redemption
Expenses assuming              $704        $1,027        $1,373          $2,346
 no redemption
Class B
Expenses assuming              $763        $1,058        $1,329          $2,304
 redemption
Expenses assuming              $213        $  658        $1,129          $2,304
 no redemption
Class C
Expenses assuming              $313        $  658        $1,129          $2,431
 redemption
Expenses assuming              $213        $  658        $1,129          $2,431
 no redemption

What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing at least 65% of its assets in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index (Index). As of October 21, 1998 this range was $18.5 million to $3.2 billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

  The Adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

  Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 80 and 300 companies in its portfolio.

The Fund may also seek capital appreciation by buying securities in initial public offerings. The Fund will participate in such offerings without regard to the issuer's market capitalization. The Adviser may select initial public offerings based on its fundamental analysis of the issuer.

  The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.

Portfolio Turnover

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter- term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the fund invests?

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

American Depositary Receipts

American Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.



The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the

Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

  In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

  The Fund's current NAV and public offering price may be found in the mutual fund section of local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered             Minimum           Maximum
                          Initial/         Sales Charge
                         Subsequent
                         Investment
                          Amounts/1/
                                            Front-End          Contingent
                                              Sales             Deferred
                                             Charge/2/           Sales
                                                                Charge/3/
Class A                     $1500/$100        5.50%               0.00%
Class B                     $1500/$100        None                5.50%
Class C                     $1500/$100        None                1.00%

 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

 2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

 3  See "Sales Charge When You Redeem."


SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount             Sales Charge as a       Sales Charge as a
                              Percentage of         Percentage of NAV
                             Public Offering
                                  Price
Less than $50,000                5.50%                   5.82%
$50,000 but less                 4.50%                   4.71%
 than$100,000
$100,000 but less                3.75%                   3.90%
 than$250,000
$250,000 but less                2.50%                   2.56%
 than$500,000
$500,000 but less                2.00%                   2.04%
 than$1million
$1 million or greater1           0.00%                   0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24months after purchase if an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:

   - by you, your spouse, and your children under age 21;

   - or of the same share class of two or more Federated
     Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 .  within 120 days of redeeming Shares of an equal or lesser amount;

 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 .  through investment professionals that receive no portion of the sales charge;

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . Trustee or employee of the Fund, the Adviser, the Distributor, and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.



SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


Class B Shares
Shares Held Up To:                                         CDSC
1 year                                                      5.50%
2 years                                                     4.75%
3 years                                                     4.00%
4 years                                                     3.00%
5 years                                                     2.00%
6 years                                                     1.00%
7 years or more                                             0.00%

Class C Shares
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:

 .  purchased with reinvested dividends or capital gains;

 .  purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same share class of the applicable CDSC holding period (other than a another Federated Fund where the shares were held money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 .  if after you purchase Shares you become disabled as defined by the IRS.



In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;

 .  upon the death of the last surviving shareholder(s) of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

  Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.

  You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
  Boston, MA

 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.


BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and exchange shares

You should redeem or exchange Shares:


 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND


By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317


All requests must include:


 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;

 .  signatures of all Shareholders exactly as registered;and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.


Call your investment professional or the Fund if you need special instructions.


Signature Guarantees


Signatures must be guaranteed if:


 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS


Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member;or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind


Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:


 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.


EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:


 .  ensure that the account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated Funds.


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis.

Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP) ON CLASS B SHARES

You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;

 .  your account is at least one year old;

 .  you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).


You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS


Telephone Transactions


The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.


Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.
Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund.
Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


  Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222- 3779.

The Fund's portfolio managers are:


Aash M. Shah

Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah has been a Portfolio Manager of various Federated Funds since November 1995. Mr. Shah joined Federated Investors, Inc. or its predecessor in 1993 and has been a Vice President of the Fund's investment adviser since January 1997. Mr. Shah served as an Assistant Vice President of the investment adviser from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr.Shah is a Chartered Financial Analyst.

Keith J. Sabol

Keith J. Sabol has been the Fund's portfolio manager since December 1997. Mr. Sabol has been a Portfolio Manager of various Federated Funds since November 1996. Mr. Sabol joined Federated Investors, Inc. or its predecessor in 1994 and has been an Assistant Vice President of the Fund's investment adviser since January 1997. Mr. Sabol was an Investment Analyst, and then Equity Research Coordinator for the Fund's investment adviser from 1994 to 1996. During 1992 and 1993, Mr. Sabol earned his M.S. in Industrial Administration from Carnegie Mellon University.

  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

  The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Year 2000 Readiness

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.


  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.


  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.


  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.




Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                                          1998              1997             1996
Net Asset Value, Beginning of Period                                         $  18.75          $  14.68         $ 10.00
Income from Investment Operations:
Net operating loss                                                              (0.14)/1/         (0.04)          (0.05)/2/
Net realized and unrealized (loss)/gain on investments and                      (3.35)             4.33            4.75
 futures contracts
 TOTAL FROM INVESTMENT OPERATIONS                                               (3.49)             4.29            4.70
Less Distributions:
Distributions in excess of net investment income                                   --                --           (0.02)
Distributions from net realized gain on investments and futures contracts       (0.00)/3/         (0.22)             --
 TOTAL DISTRIBUTIONS                                                            (0.00)/3/         (0.22)          (0.02)
Net Asset Value, End of Period                                               $  15.26          $  18.75         $ 14.68
Total Return4                                                                  (18.60)%           29.55%          47.06%

Ratios to Average Net Assets:
Expenses                                                                         1.28%             1.44%           1.35%
Net operating loss                                                              (0.82)%           (0.65)%         (0.39)%
Expense waiver/reimbursement/5/                                                  0.07%             0.00%           1.70%
Supplemental Data:
Net assets, end of period (000 omitted)                                      $142,250          $134,903         $23,242
Portfolio turnover                                                                 59%              118%             83%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

2 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.




Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Year Ended October 31                                                          1998              1997             1996
Net Asset Value, Beginning of Period                                         $  18.53          $  14.62         $ 10.00
Income From Investment Operations:
Net operating loss                                                              (0.28)/1/         (0.09)          (0.16)/2/
Net realized and unrealized (loss)/gain on investments and                      (3.29)             4.22            4.78
 futures contracts
 TOTAL FROM INVESTMENT OPERATIONS                                               (3.57)             4.13            4.62
Less Distributions:
Distributions from net realized gain on investments and futures contracts       (0.00)/3/         (0.22)             --
Net Asset Value, End of Period                                               $  14.96          $  18.53         $ 14.62
Total Return/4/                                                                (19.25)%           28.56%          46.20%

Ratios to Average Net Assets:
Expenses                                                                         2.03%             2.19%           2.10%
Net operating loss                                                              (1.57)%           (1.40)%         (1.27)%
Expense waiver/reimbursement/5/                                                  0.07%             0.00%           1.70%
Supplemental Data:
Net assets, end of period (000 omitted)                                      $195,188          $183,180         $32,112
Portfolio turnover                                                                 59%              118%             83%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

2 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.



Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                                          1998             1997           1996
Net Asset Value, Beginning of Period                                         $ 18.51          $ 14.60         $10.00
Income From Investment Operations:
Net operating loss                                                             (0.27)/1/        (0.10)         (0.16)/2/
Net realized and unrealized (loss)/gain on investments                         (3.29)            4.23           4.76
 and futures contracts
 TOTAL FROM INVESTMENT OPERATIONS                                              (3.56)            4.13           4.60
Less Distributions:
Distributions from net realized gain on investments and futures contracts      (0.00)/3/        (0.22)            --
Net Asset Value, End of Period                                               $ 14.95          $ 18.51         $14.60
Total Return/4/                                                               (19.22)%          28.60%         46.00%

Ratios to Average Net Assets:
Expenses                                                                        2.03%            2.19%          2.10%
Net operating loss                                                             (1.57)%          (1.40)%        (1.28)%
Expense waiver/reimbursement5                                                   0.07%            0.00%          1.70%
Supplemental Data:
Net assets, end of period (000 omitted)                                      $33,318          $26,375         $5,496
Portfolio turnover                                                                59%             118%            83%

1 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

2 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.


[LOGO OF FEDERATED INVESTORS]

Federated Small Cap Strategies Fund


A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[LOGO OF FEDERATED INVESTORS]


Federated Small Cap Strategies Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp. Distributor


1940 Act File No. 811-4017
Cusip 314172404
Cusip 314172503
Cusip 314172602
G01228-04 (12/98)


Federated is a registered mark
of Federated Investors, Inc.
1998 (C) Federated Investors, Inc.   [RECYCLED PAPER LOGO]






   Statement of Additional Information  December 31, 1998



   Federated Small Cap Strategies Fund
   [A Portfolio of Federated Equity Funds]
   Class A Shares, Class B Shares, Class C Shares


   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Small Cap Strategies Fund (Fund), dated December 31, 1998. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


   ----------------------------------------------------------------------------
   Table of Contents
   ----------------------------------------------------------------------------

   How is the Fund Organized
   Securities in Which the Fund Invests
   What Do Shares Cost?
   How is the Fund Sold?

   Exchanging Securities for Shares

   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides Services
     to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Financial Information
   Investment Ratings

   Addresses



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors
   CUSIP 314172404
   CUSIP 314172503
   CUSIP 314172602

   G01228-06(12/98)

HOW IS THE FUND ORGANIZED?
===============================================================================

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS
===============================================================================

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES


Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.


  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risk, it does not reduce the market and prepayment risks of these mortgage backed securities.

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Credit Risks of corporate debt securities vary widely among issuers.

  Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee instruments.

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.Insurance contracts include guaranteed investment contracts, funding agreements and annuities.


Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.


Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.

  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

  The Fund may buy and sell financial futures and futures on indices.

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy call options on portfolio securities, indexes and futures in anticipation of an increase in the value of the underlying asset.

  Buy put options on portfolio securities, indexes and futures in anticipation of a decrease in the value of the underlying asset.

  Write call options on portfolio securities, indexes and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  Write put options on portfolio securities, indexes and futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk. [Trading in certain foreign markets is also subject to Liquidity Risk.]


  Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

  Foreign Exchange Contracts. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into "spot" currency trades. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to Currency Risk.

  Foreign Government Securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Special Transactions


  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Securities Lending. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy. In return,, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.

  Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


Hedging activities are intended to reduce various kinds of risks. For example, in order to protect against certain events that might cause the value of its portfolio securities to decline, the Fund can buy or sell a derivative contract (or a combination of derivative contracts) intended to rise in value under the same circumstances. Hedging activities will not eliminate risk, even if they work as they are intended to. In addition, these strategies are not always successful, and could result in increased expenses and losses to the Fund.


EQUITY SECURITIES INVESTMENT RISKS


Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


FIXED INCOME SECURITIES INVESTMENT RISKS


Bond Market Risk
----------------
 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risk
-----------
 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio .


Call Risk
---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Liquidity Risks
---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

 . Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Risks Associated with Noninvestment Grade Securities
----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.



Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.


Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.


Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.


Investing in Commodities

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.


Investing in Real Estate

The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Lending Cash or Securities

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.


Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.


The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.


Investing in Illiquid Securities

The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.


Purchasing Securities to Exercise Control

The Fund will not purchase securities of a company for the purpose of exercising control or management.


Writing Covered Call Options

The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

Investing in Restricted and Illiquid Securities

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;


 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and


 . for all other securities, at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.



WHAT DO SHARES COST?
===============================================================================

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE

You can reduce or eliminate the applicable front-end sales charge, as follows.

Quantity Discounts. Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases. You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares. You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege. You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund. The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:


 . the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and


 . trusts, pension or profit-sharing plans for these individuals.


FEDERATED LIFE MEMBERS

Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:


 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.


Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; and any designated beneficiary;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors/Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?
===============================================================================

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases shares, the investment professional may receive:


 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

 . an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
  Shares.


In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.

Class A Shares. Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:




                                                Advance Payments
                                               as a Percentage of
            Amount                            Public Offering Price
            ------                            ---------------------


            First $1 - $5 million                      0.75%
            Next $5 - $20 million                      0.50%
            Over $20 million                           0.25%


For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.


A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES
===============================================================================
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES
===============================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
===============================================================================
Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
===============================================================================

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION
===============================================================================
VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class A Shares of the Fund: FROJACK Co. #2006513, First National Bank North Dakota, Grand Forks, ND, owned approximately 639,055 shares (6.77%).

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class B Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 1,061,052 shares (8.05%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Class C Shares of the Fund:
MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 461,925 shares (20.11%); and HUBCO, Regions Financial Corp., Birmingham, AL, owned approximately 356,974 shares (15.54%).


TAX INFORMATION
===============================================================================
FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
===============================================================================
BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.






                                                                                                                       Total
Name                                                                                                                   Compensation
Birthdate                                                                                                 Aggregate    From Trust
Address                            Principal Occupations                                                  Compensation and Fund
Position With Trust                for Past 5 Years                                                       From Trust   Complex
------------------------------------------------------------------------------------------------------------------------------------
John F. Donahue*##                 Chief Executive Officer and Director or Trustee of the Federated           $     0  $0 for the
Birthdate: July 28, 1924           Fund Complex. Chairman and Director, Federated Investors, Inc.;                     Trust and
Federated Investors Tower          Chairman and Trustee, Federated Advisers, Federated Management, and                 56 other
1001 Liberty Avenue                Federated Research; Chairman and Director, Federated Research Corp.,                investment
Pittsburgh, PA                     and Federated Global Research Corp.; Chairman, Passport Research,                   companies
CHAIRMAN AND TRUSTEE               Ltd.                                                                                in the Fund
                                                                                                                       Complex

Thomas G. Bigley                   Director or Trustee of the Federated Fund Complex; Director, Member        $478.53  $111,222 for
Birthdate: February 3, 1934        of Executive Committee, Children's Hospital of Pittsburgh; formerly:                the Trust
15 Old Timber Trail                Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                  and 56 other
Pittsburgh, PA                     Director, Member of Executive Committee, University of Pittsburgh.                  investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


John T. Conroy, Jr.                Director or Trustee of the Federated Fund Complex; President,              $526.48  $122,362 for
Birthdate: June 23, 1937           Investment Properties Corporation; Senior Vice President, John R.                   the Trust
Wood/IPC Commercial Dept.          Wood and Associates, Inc., Realtors; Partner or Trustee in private                  and 56 other
John R. Wood Associates, Inc.      real estate ventures in Southwest Florida; formerly: President,                     investment
 Realtors                          Naples Property Management, Inc. and Northgate Village Development                  companies
3255 Tamiami Trial North Naples,   Corporation.                                                                        in the Fund
 FL                                                                                                                    Complex
TRUSTEE



Nicholas Constantakis**            Director or Trustee of the Federated Fund Complex; formerly:               $378.60  $0 for the
Birthdate: September 3, 1939       Partner, Andersen Worldwide SC.                                                     Trust and
175 Woodshire Drive                                                                                                    36 other
Pittsburgh, PA                                                                                                         investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex

William J. Copeland                Director or Trustee of the Federated Fund Complex; Director and            $526.48  $122,362 for
Birthdate: July 4, 1918            Member of the Executive Committee, Michael Baker, Inc.; formerly:                   the Trust
One PNC Plaza-23rd Floor           Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                     and 56 other
Pittsburgh, PA                     Director, Ryan Homes, Inc.                                                          investment
TRUSTEE                                                                                                                companies
                                   Retired: Director, United Refinery; Director, Forbes Fund; Chairman,                in the Fund
                                   Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.                      Complex


James E. Dowd, Esq.                Director or Trustee of the Federated Fund Complex; Attorney-at-law;        $526.48  $122,362 for
Birthdate: May 18, 1922            Director, The Emerging Germany Fund, Inc.                                           the Trust
571 Hayward Mill Road                                                                                                  and 56 other
Concord, MA                        Retired: President, Boston Stock Exchange, Inc.; Regional                           investment
TRUSTEE                            Administrator, United States Securities and Exchange Commission.                    companies
                                                                                                                       in the Fund
                                                                                                                       Complex

Lawrence D. Ellis, M.D.*           Director or Trustee of the Federated Fund Complex; Professor of            $478.53  $111,222 for
Birthdate: October 11, 1932        Medicine, University of Pittsburgh; Medical Director, University of                 the Trust
3471 Fifth Avenue                  Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                  and 56 other
Suite 1111                         Internist, Presbyterian and Montefiore Hospitals; Member, National                  investment
Pittsburgh, PA                     Board of Trustees, Leukemia Society of America.                                     companies
TRUSTEE                                                                                                                in the Fund
                                                                                                                       Complex



Edward L. Flaherty, Jr., Esq. #    Director or Trustee of the Federated Fund Complex; Attorney, of            $526.48  $122,362 for
Birthdate: June 18, 1924           Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                       the Trust
Miller, Ament, Henny & Kochuba     Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                      and 56 other
205 Ross Street                    Western Region; Partner, Meyer and Flaherty.                                        investment
Pittsburgh, PA                                                                                                         companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex


Peter E. Madden                    Director or Trustee of the Federated Fund Complex; formerly:               $478.53  $111,222 for
Birthdate: March 16, 1942          Representative, Commonwealth of Massachusetts General Court;                        the Trust
One Royal Palm Way                 President, State Street Bank and Trust Company and State Street                     and 56 other
100 Royal Palm Way                 Corporation.                                                                        investment
Palm Beach, FL                     Retired: Director, VISA USA and VISA International; Chairman and                    companies
TRUSTEE                            Director, Massachusetts Bankers Association; Director, Depository                   in the Fund
                                   Trust Corporation.                                                                  Complex


John E. Murray, Jr., J.D., S.J.D.  Director or Trustee of the Federated Fund Complex; President, Law          $478.53  $111,222 for
Birthdate: December 20, 1932       Professor, Duquesne University; Consulting Partner, Mollica & Murray.               the Trust
President, Duquesne University                                                                                         and 56 other
Pittsburgh, PA                     Retired: Dean and Professor of Law, University of Pittsburgh School                 investment
TRUSTEE                            of Law; Dean and Professor of Law, Villanova University School of                   companies
                                   Law.                                                                                in the Fund
                                                                                                                       Complex

Wesley W. Posvar                   Director or Trustee of the Federated Fund Complex; President, World        $478.53  $111,222 for
Birthdate: September 14, 1925      Society of Ekistics, Athens; Professor, International Politics;                     the Trust
1202 Cathedral of Learning         Management Consultant; Trustee, Carnegie Endowment for International                and 56 other
University of Pittsburgh           Peace, RAND Corporation, Online Computer Library Center, Inc.,                      investment
Pittsburgh, PA                     National Defense University and U.S. Space Foundation; President                    companies
TRUSTEE                            Emeritus, University of Pittsburgh; Founding Chairman, National                     in the Fund
                                   Advisory Council for Environmental Policy and Technology, Federal                   Complex
                                   Emergency Management Advisory Board and Czech Management Center,
                                   Prague.
                                   Retired: Professor, United States Military Academy; Professor,
                                   United States Air Force Academy.




Marjorie P. Smuts                  Director or Trustee of the Federated Fund Complex; Public                  $478.53  $111,222 for
Birthdate: June 21, 1935           Relations/Marketing/Conference Planning.                                            the Trust
4905 Bayard Street                                                                                                     and 56 other
Pittsburgh, PA                     Retired: National Spokesperson, Aluminum Company of America;                        investment
TRUSTEE                            business owner.                                                                     companies
                                                                                                                       in the Fund
                                                                                                                       Complex

Glen R. Johnson                    Trustee, Federated Investors, Inc.; staff member, Federated                $     0  $0 for the
Birthdate: May 2, 1929             Securities Corp.                                                                    Trust and 8
Federated Investors Tower                                                                                              other
1001 Liberty Avenue                                                                                                    investment
Pittsburgh, PA                                                                                                         companies
PRESIDENT                                                                                                              in the Fund
                                                                                                                       Complex


J. Christopher Donahue##           President or Executive Vice President of the Federated Fund Complex;       $     0  $0 for the
Birthdate: April 11, 1949          Director or Trustee of some of the Funds in the Federated Fund                      Trust and
Federated Investors Tower          Complex; President and Director, Federated Investors, Inc.;                         18 other
1001 Liberty Avenue                President and Trustee, Federated Advisers, Federated Management, and                investment
Pittsburgh, PA                     Federated Research; President and Director, Federated Research Corp.                companies
EXECUTIVE VICE PRESIDENT           and Federated Global Research Corp.; President, Passport Research,                  in the Fund
                                   Ltd.; Trustee, Federated Shareholder Services Company; Director,                    Complex
                                   Federated Services Company.

Edward C. Gonzales                 Trustee or Director of some of the Funds in the Federated Fund             $     0  $0 for the
Birthdate: October 22, 1930        Complex; President, Executive Vice President and Treasurer of some                  Trust and 1
Federated Investors Tower          of the Funds in the Federated Fund Complex; Vice Chairman, Federated                other
1001 Liberty Avenue                Investors, Inc.; Vice President, Federated Advisers, Federated                      investment
Pittsburgh, PA                     Management, Federated Research, Federated Research Corp., Federated                 company in
EXECUTIVE VICE PRESIDENT           Global Research Corp. and Passport Research, Ltd.; Executive Vice                   the Fund
                                   President and Director, Federated Securities Corp.; Trustee,                        Complex
                                   Federated Shareholder Services Company.


John W. McGonigle                  Executive Vice President and Secretary of the Federated Fund               $     0  $0 for the
Birthdate: October 26, 1938        Complex; Executive Vice President, Secretary, and Director,                         Trust and
Federated Investors Tower          Federated Investors, Inc.; Trustee, Federated Advisers, Federated                   56 other
1001 Liberty Avenue                Management, and Federated Research; Director, Federated Research                    investment
Pittsburgh, PA                     Corp. and Federated Global Research Corp.; Director, Federated                      companies in
EXECUTIVE VICE PRESIDENT AND       Services Company; Director, Federated Securities Corp.                              the Fund
 SECRETARY                                                                                                             Complex

Richard J. Thomas                  Treasurer of the Federated Fund Complex; Vice President - Funds            $     0  $0 for the
Birthdate:  June 17, 1954          Financial Services Division, Federated Investors, Inc.; Formerly:                   Trust and
Federated Investors Tower          various management positions within Funds Financial Services                        56 other
1001 Liberty Avenue                Division of Federated Investors, Inc.                                               investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex


Richard B. Fisher                  President or Vice President of some of the Funds in the Federated          $     0  $0 for the
Birthdate: May 17, 1923            Fund Complex; Director or Trustee of some of the Funds in the                       Trust and
Federated Investors Tower          Federated Fund Complex; Executive Vice President, Federated                         6 other
1001 Liberty Avenue                Investors, Inc.; Chairman and Director, Federated Securities Corp.                  investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex


J. Thomas Madden                   Chief Investment Officer of this Fund and various other Funds in the       $     0  $0 for the
Birthdate: October 22, 1945        Federated Fund Complex; Executive Vice President, Federated                          Trust and
Federated Investors Tower          Investment Counseling, Federated Global Research Corp., Federated                    12 other
1001 Liberty Avenue                Advisers, Federated Management, Federated Research, and Passport                     investment
Pittsburgh, PA                     Research, Ltd.; Vice President, Federated Investors, Inc.; Formerly:                 companies
CHIEF INVESTMENT OFFICER           Executive Vice President and Senior Vice President, Federated                        in the Fund
                                   Investment Counseling Institutional Portfolio Management Services                    Complex
                                   Division; Senior Vice President, Federated Research Corp., Federated
                                   Advisers, Federated Management, Federated Research, and Passport
                                   Research, Ltd.





James E. Grefenstette              Vice President, Federated Investment Counseling, Federated Advisers,       $     0  $0 for the
Birthdate:  November 7, 1962       Federated Global Research Corp., Federated Management, Federated                    Trust and
Federated Investors Tower          Research, Federated Research Corp. and Passport Research, Ltd.;                     no other
1001 Liberty Avenue                Formerly:  Assistant Vice President and Investment Analyst,                         investment
Pittsburgh, PA                     Federated Advisers, Federated Management, Federated Research, and                   companies in
SENIOR PORTFOLIO MANAGER/VICE      Federated Research Corp. ; and Assistant Vice President, Federated                  the Fund
 PRESIDENT                         Global Research Corp.                                                               Complex


Aash M. Shah                       Vice President, Federated Investment Counseling, Federated Advisers,       $     0  $0 for the
Birthdate:  December 16, 1964      Federated Global Research Corp., Federated Management, Federated                    Trust and
Federated Investors Tower          Research, Federated Research Corp. and Passport Research, Ltd.;                     no other
1001 Liberty Avenue                Formerly:  Vice President, Federated Investment Counseling                          investment
Pittsburgh, PA                     Institutional Portfolio Management Services Division; Assistant Vice                companies in
SENIOR PORTFOLIO MANAGER/VICE      President and Investment Analyst, Federated Advisers, Federated                     the Fund
 PRESIDENT                         Management, Federated Research, Federated Global Research Corp., and                Complex
                                   Federated Research Corp.




## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

**Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.


Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


             Maximum                   Average Aggregate Daily Net
        Administrative Fee             Assets of the Federated Funds
        ------------------             -----------------------------

          .15 of 1%                      on the first $250 million
          .125 of 1%                     on the next $250 million
          .10 of 1%                      on the next $250 million
          .075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES




                                   For the Year ended
                                       October 31,

                               1998       1997       1996





Advisory Fee Earned.......  $2,906,645  $1,283,451  $155,023
Advisory Fee Reduction....  $  254,218  $1,283,451  $155,023
Brokerage Commissions.....  $  569,050  $  474,382  $      0
Administrative Fee........  $  292,243  $  195,031  $184,493
12b-1 Fee.................
    Class A Shares........  $        0
    Class B Shares........  $1,573,652
    Class C Shares........  $  237,848
Shareholder Services Fee..
    Class A Shares........  $  365,048
    Class B Shares........  $  524,551
    Class C Shares........  $   79,283




Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



HOW DOES THE FUND MEASURE PERFORMANCE?
===============================================================================
The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield

Total returns given for the one-year and since inception periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.





                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 1,
                                                                 1995
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
Total Return            NA         (23.07)%    NA        NA         13.59%
Yield                   0.00%         NA       NA        NA           NA
-------------------------------------------------------------------------------

                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 1,
                                                                 1995
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Total Return            NA         (23.69)%     NA        NA         13.90%
Yield                   0.00%         NA        NA        NA           NA
--------------------------------------------------------------------------------

                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 1,
                                                                 1995
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------
Total Return            NA         (20.03)%      NA        NA        14.90%
Yield                   0.00%         NA         NA        NA          NA
--------------------------------------------------------------------------------


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Russell 2000 Small Stock Index is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

Standard & Poor's 600 Small Capitalization Index (S&P Small Cap 600) is an unmanaged index of 600 small capitalization common stocks with a market capitalization generally ranging between $80 million and $600 million. The index, monitored by Standard & Poor's Corporation, is cited as an indicator of small capitalization stock performance.

Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.


CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Lipper Small Company Growth Fund Average is an average of the total returns for 312 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Lipper Small Company Growth Fund Index is an average of the net asset-valuated total returns for the top 30 small company growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Wilshire 5000 Equity Index consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

Strategic Insight Small Company Growth Funds Index consists of mutual funds that invest primarily in companies below $750 million in total market capitalization.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Stategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.



WHO IS FEDERATED INVESTORS, INC.?
================================================================================

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


FEDERATED FUNDS OVERVIEW

Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW

Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION
===============================================================================

The Financial Statements for the Fund for the fiscal year ended October 31, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Small Cap Strategies Fund dated October 31, 1998.


INVESTMENT RATINGS
================================================================================

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


 .  Leading market positions in well established industries.

 .  High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES
==============================================================================

Federated Small Cap Strategies Fund
Class A, Class B, Class C

                                              Federated Investors Funds
                                              5800 Corporate Drive
                                              Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor

Federated Securities Corp.                    Federated Investors Tower
                                              1001 Liberty Avenue,
                                              Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser

Federated Management                          Federated Investors Tower
                                              1001 Liberty Avenue,
                                              Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company           P.O. Box 8600
                                              Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company        P.O. Box 8600
                                              Boston, MA 02266-8600


--------------------------------------------------------------------------------

Independent Auditors
Ernst & Young LLP                             200 Clarendon Street
                                              Boston, MA 02116-5072

--------------------------------------------------------------------------------





PROSPECTUS

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking capital appreciation by investing primarily in equity securities of mid- to large-cap companies.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Fund's Fees and Expenses?                           3
What are the Fund's Investment Strategies?                       4
What are the Principal Securities in Which the Fund Invests?     5
What are the Specific Risks of Investing in the Fund?            6
What do Shares Cost?                                             6
How is the Fund Sold?                                            9
How to Purchase Shares                                           9
How to Redeem and Exchange Shares                                11
Account and Share Information                                    13
Who Manages the Fund?                                            14
Financial Information                                            16

DECEMBER 31, 1998

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in common stock of companies with medium and large market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include:
Liquidity Risks, Risks Related to Company Size, Sector Risk, and Risk of Foreign Investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[The graphic representation displayed here consists of a bar chart representing the annual total returns of Class A Shares of Federated Capital Appreciation Fund as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "-5" and increasing in increments of 5 up to 40.

The `x' axis represents calculation periods for the last ten calendar years of the Trust, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentages for the Class A Shares of Federated Capital Appreciation Fund, stated directly at the top of each respective bar for the calendar years 1988 through 1997, are 13.97%, 17.58%, (4.43%), 27.42%, 11.38%, 11.31%,
(0.30%), 37.17%, 18.39%, and 30.62%.]

The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-end basis.


The Fund's Class A Shares are sold subject to a sales charge (load). The impact of the sales charges are not reflected in the total returns above, and if these amounts were reflected, returns would be less than those shown.

The Fund's Class A Shares total return from January 1, 1998 to September 30, 1998 was (3.56%).

Within the period shown in the chart, the Fund's Class A Shares highest quarterly return was 16.36% (quarter ended June 30, 1997). Its lowest quarterly return was (15.52%) (quarter ended September 30, 1990).

Average Annual Total Return

Average Annual Return for the Fund's Class A, Class B, and Class C Shares, compared to the Standard & Poors 500 Index (S&P 500), and Lipper Growth and Income Funds Average (LGIFA).

Calendar Period                Class A   Class B   Class C   S&P 500   LGIFA
1 Year                           23.41%    23.90%    28.45%    33.36%  26.88%
5 Years                          17.34%       --        --     20.27%  18.03%
10 Years                         15.00%       --        --     18.02%  16.01%
Life of Fund1                       --     21.00%    23.22%       --      --

1 The Fund's Class A, Class B, and Class C Shares start of performance dates were January 1, 1977, January 4, 1996 and January 4, 1996, respectively.

   The table shows the Fund's Class A, Class B, and Class C Shares average annual total returns compared to the S&P 500, a broad-based market index, and LGIFA, an average of funds with similar investment objectives.

   Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED CAPITAL APPRECIATION FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, or C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment                                                   Class A     Class B     Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)          5.50%  None        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price              0.00%       5.50%       1.00%
or redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)   None         None        None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)                      None         None        None
Exchange Fee                                                                            None         None        None

Annual Fund Operating Expenses (before waivers)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/                                                                             0.75%       0.75%       0.75%
Distribution (12b-1) Fee/3/                                                                   0.25%       0.75%       0.75%
Shareholder Services Fee                                                                      0.25%       0.25%       0.25%
                                                                                              0.31%       0.31%       0.31%
Other Expenses
Total Annual Fund Operating Expenses                                                          1.56%     2.06%/4/      2.06%
1  Although not contractually obligated to do so, the adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 1998.
   Waiver of Fund Expenses                                                                    0.27%       0.02%       0.02%
   Total Actual Annual Fund Operating Expenses (after waivers)                                1.29%       2.04%       2.04%
2  The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time.
   The management fee paid by the Fund (after the voluntary waiver) was 0.73% for the year ended October 31, 1998.
3  Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended October 31, 1999.
4  Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class             1 Year    3 Years    5 Years      10 Years
Class A
Expenses assuming          $700     $1,016      $1,353        $2,304
redemption
Expenses assuming          $700     $1,016      $1,353        $2,304
no redemption
Class B
Expenses assuming          $759     $1,046      $1,308        $2,262
redemption
Expenses assuming          $209     $  646      $1,108        $2,262
no redemption
Class C
Expenses assuming          $309     $  646      $1,108        $2,390
redemption
Expenses assuming          $209     $  646      $1,108        $2,390
no redemption


What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in common stock of companies with medium and large market capitalizations that offer superior growth prospects or of companies whose stock is undervalued. This includes companies with market capitalization in excess of $500 million. Market Capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The Fund also invests in convertible securities issued by these companies.

Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. The Fund ordinarily will hold between 80 and 100 companies in its portfolio.

Portfolio Turnover

The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

Common Stocks

Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

American Depositary Receipts

American Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.

Convertible securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. Convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.

The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund's current NAV and public offering price may be found in the mutual fund section of local newspapers under "Federated" and the appropriate class designation listing.

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                     Minimum          Maximum Sales Charge
                    Initial/                          Contingent
                   Subsequent         Front-End       Deferred
                   Investment         Sales           Sales
Shares Offered     Amounts/1/        Charge/2/        Charge/3/

Class A                 $1500/$100    5.50%             0.00%
Class B                 $1500/$100    None              5.50%
Class C                 $1500/$100    None              1.00%

1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.

2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3  See "Sales Charge When You Redeem."


SALES CHARGE WHEN YOU PURCHASE

Class A Shares
                          Sales Charge          Sales Charge
                          as a Percentage       as a Percentage
                          of Public             of NAV
Purchase Amount           Offering Price

Less than $50,000         5.50%                 5.82%
$50,000 but less than     4.50%                 4.71%
$100,000
$100,000 but less than    3.75%                 3.90%
$250,000
$250,000 but less than    2.50%                 2.56%
$500,000
$500,000 but less than    2.00%                 2.04%
$1 million
$1 million or greater1    0.00%                 0.00%


1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:

 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 . combining concurrent purchases of Shares:

  -- by you, your spouse, and your children under age 21; or -- of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

 . within 120 days of redeeming Shares of an equal or lesser amount;

 . by exchanging shares from the same share class of another Federated Fund
  (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge;
  or

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . Trustee or employee of the Fund, the Adviser, the Distributor, and their affiliates and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares

Shares Held Up To:                                       CDSC
1 year                                                    5.50%
2 years                                                   4.75%
3 years                                                   4.00%
4 years                                                   3.00%
5 years                                                   2.00%
6 years                                                   1.00%
7 years or more                                           0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:

 . purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 . if after you purchase Shares you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:

 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 . if your redemption is a required retirement plan distribution;

 . upon the death of the last surviving shareholder(s) of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

 . Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares, and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares.The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares, and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 . Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 . Establish your account with the Fund by submitting a completed New Account
  Form; and

 . Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.

By Wire
Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check
Make your check payable to The Federated Funds, note your account number on the check, and mail it to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 . directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail
You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:
 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:
 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 . Fund Name and Share Class, account number and account registration;

 . amount to be redeemed or exchanged;

 . signatures of all Shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 . your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days;

 . a redemption is payable to someone other than the shareholder(s) of record;
  or

 . if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 . wire payment to your account at a domestic commercial bank that is a Federal
  Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 . to allow your purchase to clear;

 . during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 . ensure that the account registrations are identical;

 . meet any minimum initial investment requirements; and

 . receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated
Funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

 . you redeem 12% or less of your account value in a single year;

 . your account is at least one year old;

 . you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:

Arthur J. Barry
Arthur J. Barry has been the Fund's portfolio manager since March 1997. Mr. Barry has been a Portfolio Manager of various Federated Funds since March 1997. Mr. Barry joined Federated Investors, Inc. or its predecessor in 1994 as an Investment Analyst. He served as an Assistant Vice President of the Fund's investment adviser from 1997 through June 1998 and has been a Vice President of the adviser since July 1998.

James E. Grefenstette
James E. Grefenstette has been the Fund's portfolio manager since November 1997. Mr. Grefenstette has been a Portfolio Manager for various Federated Funds since December 1994. Mr. Grefenstette joined Federated Investors, Inc. or its predecessor in 1992 and has been a Vice President of the Fund's investment adviser since 1996. From 1994 until 1996, Mr. Grefenstette acted as an Assistant Vice President of the Fund's investment adviser, and served as an Investment Analyst of the investment adviser from 1992 to 1994. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992. Mr. Grefenstette is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

J. Thomas Madden
J. Thomas Madden has been the Fund's portfolio manager since the Fund's inception date. Mr. Madden joined Federated Investors, Inc. or its predecessor in 1977, and has been an Executive Vice President of the Fund's investment adviser since 1994. Mr. Madden served as a Senior Vice President of the Fund's investment adviser from 1989 to 1993. Mr. Madden is a Chartered Financial Analyst and received his M.B.A. with a concentration in Finance from the University of Virginia.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(for a share outstanding throughout each period)/1/


Year Ended October 31                          1998        1997        1996/3/      1995/2/      1994/2/
Net Asset Value, Beginning of Period         $  20.08    $  16.17     $  14.60     $ 11.47     $ 11.90
Income from Investment Operations:
Net investment income                            0.09        0.09         0.04        0.18        0.20
Net realized and unrealized gain/(loss)          1.01        4.85         1.89        4.07       (0.24)
 on investments
 TOTAL FROM INVESTMENT OPERATIONS                1.10        4.94         1.93        4.25       (0.04)
Less Distributions:
Distributions from net investment income        (0.12)      (0.11)       (0.03)      (0.18)      (0.19)
Distributions from net realized gain on         (2.33)      (0.92)       (0.33)      (0.94)      (0.20)
 investments
 TOTAL DISTRIBUTIONS                            (2.45)      (1.03)       (0.36)      (1.12)      (0.39)
Net Asset Value, End of Period               $  18.73    $  20.08     $  16.17     $ 14.60     $ 11.47
Total Return/4/                                  6.23%      32.10%       13.36%      37.17%      (0.30%)

Ratios to Average Net Assets:
Expenses                                         1.29%       1.23%      1.23%/6/      1.08%       1.15%
Net investment income                            0.44%       0.85%      0.31%/6/      1.29%       1.63%
Expense waiver/reimbursement/5/                  0.02%       0.07%      0.27%/6/      0.15%         --
Supplemental Data:
Net assets, end of period (000 omitted)      $158,587    $148,175     $108,804     $98,200     $81,377
Portfolio turnover                                 68%         85%          79%         81%         23%


1 All prior years amounts have been restated for a 6- for-1 stock split effective as of October 29, 1997.

2 Amounts presented prior to January 1, 1996 represent results of operations for Federated Exchange Fund, Ltd.

3 Reflects operations for the period from January 1, 1996 (start of business) to October 31, 1996.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expenses and net investment income ratios shown above.

6  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.


Financial Highlights--Class B Shares

(for a share outstanding throughout each period)/1/

Year Ended October 31                                                          1998       1997        1996/2/
Net Asset Value, Beginning of Period                                         $ 20.04     $ 16.12    $   14.70
Income from Investment Operations:
Net investment income/(net operating loss)                                     (0.03)       0.12      (0.04)/3/
Net realized and unrealized gain on investments                                 0.96        4.72         1.80
 TOTAL FROM INVESTMENT OPERATIONS                                               0.93        4.84         1.76
Less Distributions:
Distributions from net investment income                                       (0.02)         --        (0.01)
Distributions from net realized gain on investments                            (2.33)      (0.92)       (0.33)
 TOTAL DISTRIBUTIONS                                                           (2.35)      (0.92)       (0.34)
Net Asset Value, End of Period                                               $ 18.62     $ 20.04    $   16.12
Total Return/4/                                                                 5.20%      31.65%       12.00%

Ratios to Average Net Assets:
Expenses                                                                        2.04%       1.98%      1.98%/6/
Net investment income/(net operating loss)                                     (0.31%)      0.07%    (0.36%)/6/
Expense waiver/reimbursement/5/                                                 0.02%       0.06%      0.27%/6/
Supplemental Data:
Net assets, end of period (000 omitted)                                      $49,242     $21,636    $   6,369
Portfolio turnover                                                                68%         85%          79%


1 All prior years amounts have been restated for a 6-for-1 stock split effective as of October 29, 1997.

2 Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

3 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.


Financial Highlights--Class C Shares

(for a share outstanding throughout each period)/1/

Year Ended October 31                                                          1998       1997       1996/2/
Net Asset Value, Beginning of Period                                          $19.95      $16.13   $   14.70
Income from Investment Operations:
Net investment income/(net operating loss)                                     (0.04)       0.13     (0.04)/3/
Net realized and unrealized gain on investments                                 1.05        4.61        1.81
 TOTAL FROM INVESTMENT OPERATIONS                                               1.01        4.74        1.77
Less Distributions:
Distributions from net investment income                                       (0.02)                  (0.01)
Distributions from net realized gain on investments                            (2.33)      (0.92)      (0.33)
 TOTAL DISTRIBUTIONS                                                           (2.35)      (0.92)      (0.34)
Net Asset Value, End of Period                                                $18.61      $19.95   $   16.13
Total Return/4/                                                                 5.67%      30.90%      12.05%

Ratios to Average Net Assets:
Expenses                                                                        2.04%       1.98%     1.98%/6/
Net investment income/(net operating loss)                                     (0.31%)      0.08%   (0.37%)/6/
Expense waiver/reimbursement/5/                                                 0.02%       0.06%     0.27%/6/
Supplemental Data:
Net assets, end of period (000 omitted)                                       $5,885      $2,614   $     710
Portfolio turnover                                                                68%         85%         79%


1 All prior years amounts have been restated for a 6-for-1 stock split effective as of October 29, 1997.

2 Reflects operations for the period from January 4, 1996 (date of initial public offering) to October 31, 1996.

3 Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

6  Computed on an annualized basis.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.

[FEDERATED LOGO]
World Class Investment Manager

Federated Capital Appreciation Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

DECEMBER 31, 1998

A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annualreport and other information without charge call your investment professional or the Fund at 1- 800-341-7400.

You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[FEDERATED LOGO]
Federated Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017
Cusip 314172701
Cusip 314172800
Cusip 314172883

G01489-01(12/98)

Federated is a registered mark
of Federated Investors, Inc.
1998 (C)Federated Investors, Inc.       [RECYCLED PAPER LOGO]




   Statement of Additional Information  December 31, 1998



   Federated Capital Appreciation Fund
   [A Portfolio of Federated Equity Funds]
   Class A Shares, Class B Shares, Class C Shares


   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Capital Appreciation Fund (Fund), dated December 31, 1998. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


   -----------------------------------------------------------------------------
   Table of Contents
   -----------------------------------------------------------------------------



   How is the Fund Organized
   Securities in Which the Fund Invests
   What Do Shares Cost?
   How is the Fund Sold?

   Exchanging Securities for Shares

   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides Services
     to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Financial Information
   Investment Ratings

   Addresses



   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
   CUSIP 314172701
   CUSIP 314172800
   CUSIP 314172883

   G01489-02(12/98)



HOW IS THE FUND ORGANIZED?
================================================================================


The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.



SECURITIES IN WHICH THE FUND INVESTS
================================================================================


In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES


Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

  Warrants give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. Rights are the same as warrants, except they are typically issued to existing stockholders.


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.


  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Credit Risks of corporate debt securities vary widely among issuers.

  Zero Coupon Securities do not pay interest or principal until final maturity. Most debt securities provide periodic payments of interest (referred to as a "coupon payment"). In contrast, investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the price and the amount paid at maturity represents interest on the zero coupon security. This increases the market and credit risk of a zero coupon security, because an investor must wait until maturity before realizing any return on the investment.

  There are many forms of zero coupon securities. Some securities are originally issued at a discount and are referred to as "zero coupon" or "capital appreciation" bonds. Others are created by separating the right to receive coupon payments from the principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of "stripped" zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as "pay-in-kind" or "PIK" securities.

  Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the market and Credit Risk as compared to other debt securities of the same issuer.

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred o as Yankee instruments.

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.Insurance contracts include guaranteed investment contracts, funding agreements and annuities.


Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

  The Fund may buy and sell financial futures, futures on indices, foreign currency exchange contracts, forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts.

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:

  Buy call options on foreign currency in anticipation of an increase in the value of the the underlying asset.

  Buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the the underlying asset.

  Write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk. [Trading in certain foreign markets is also subject to Liquidity Risk.]


  Foreign Exchange Contracts. In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into "spot" currency trades. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. Use of these derivative contracts may increase or decrease the Fund's exposure to Currency Risk.

  Foreign Government Securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Securities Lending. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy. In return, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.



  Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.


EQUITY SECURITIES INVESTMENT RISKS


Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.





FIXED INCOME SECURITIES INVESTMENT RISKS



Bond Market Risk
----------------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



Credit Risk
-----------

 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio.



Call Risk
---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Liquidity Risks
---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

 . Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Risks Associated with Noninvestment Grade Securities
----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.



Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



INVESTMENT LIMITATIONS



Issuing Senior Securities and Borrowing Money



The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.


The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings are outstanding.


Pledging Assets



The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Margin deposits for the purchase and sale of financial futures contracts and related options are not deemed to be a pledge.


Underwriting



The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.


Lending Cash or Securities



The Fund will not lend any of its assets, except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies.


Diversification of Investments



With respect to securities comprising 75% of the value of its total assets, the Fund will not invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and repurchase agreements collaterized by such securities) or acquire more than 10% of any class of voting securities of any one issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.



Investing in Real Estate



The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Selling Short



The Fund will not sell securities short except, under strict limitations, it may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions.



The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitation, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Investing in Restricted and Illiquid Securities


The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


The Fund has no present intent to borrow money or sell securities short in excess of 5% of the value of its total assets in the coming fiscal year. Short selling may accelerate the recognition of gains.




DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:


 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;


 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and


 . for all other securities, at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.



WHAT DO SHARES COST?
================================================================================


The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE


You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts. Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases. You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent - Class A Shares. You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege. You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund. The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:


 . the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and


 . trusts, pension or profit-sharing plans for these individuals.

FEDERATED LIFE MEMBERS



Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.


Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:


 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; and any designated beneficiary;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions processed by the Fund because the accounts that do not meet the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors/Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?
================================================================================


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professional for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When an investment professional's customer purchases shares, the investment professional may receive:


 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

 . an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
  Shares.


In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares. Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:


                                                Advance Payments
                                               as a Percentage of
            Amount                            Public Offering Price
            ------                            ---------------------

            First $1 - $5 million                  0.75%
            Next $5 - $20 million                  0.50%
            Over $20 million                       0.25%


For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES
================================================================================


You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES
================================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.



REDEMPTION IN KIND
================================================================================


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
================================================================================


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION
================================================================================


VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class A Shares of the Fund: Paulette M. Boiardi, New York, NY, owned approximately 548,140 shares (6.43%).

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class C Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 26,823 shares (8.51%).


TAX INFORMATION
================================================================================

FEDERAL INCOME TAX


The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.


                                                                                                                       Total
Name                                                                                                                   Compensation
Birthdate                                                                                                Aggregate     From Trust
Address                                                   Principal Occupations                          Compensation  and Fund
Position With Trust                                         for Past 5 Years                             From Trust    Complex
--------------------------------- ---------------------------------------------------------------------- ------------  -------------
John F. Donahue*##                Chief Executive Officer and Director or Trustee of the Federated            $     0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors, Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management, and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport Research,                    companies in
CHAIRMAN AND TRUSTEE              Ltd.                                                                                 the Fund
                                                                                                                       Complex

Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director, Member         $374.99  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh; formerly:                 the Trust and
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                   56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of Pittsburgh.                   investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex; President,               $412.56  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John R.                    the Trust and
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in private                   56 other
John R. Wood Associates, Inc.     real estate ventures in Southwest Florida; formerly: President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village Development                   companies
3255 Tamiami Trial North Naples,  Corporation.                                                                         in the Fund
 FL                                                                                                                    Complex
TRUSTEE


Nicholas Constantakis**           Director or Trustee of the Federated Fund Complex; formerly:                $283.95  $0 for the
Birthdate: September 3, 1939      Partner, Andersen Worldwide SC.                                                      Trust and
175 Woodshire Drive                                                                                                    36 other
Pittsburgh, PA                                                                                                         investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex

William J. Copeland               Director or Trustee of the Federated Fund Complex; Director and             $412.56  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.; formerly:                    the Trust and
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                      56 other
Pittsburgh, PA                    Director, Ryan Homes, Inc.                                                           investment
TRUSTEE                                                                                                                companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund; Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex; Attorney-at-law;         $412.56  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund, Inc.                                            the Trust and
571 Hayward Mill Road                                                                                                  56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.; Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange Commission.                     companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor of             $374.99  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University of                  the Trust and
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                   56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member, National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of America.                                      companies
TRUSTEE                                                                                                                in the Fund
                                                                                                                       Complex


Edward L. Flaherty, Jr., Esq. #   Director or Trustee of the Federated Fund Complex; Attorney, of             $412.56  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                        the Trust and
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                       56 other
205 Ross Street                   Western Region; Partner, Meyer and Flaherty.                                         investment
Pittsburgh, PA                                                                                                         companies
TRUSTEE                                                                                                                in the Fund
                                                                                                                       Complex


Peter E. Madden                   Director or Trustee of the Federated Fund Complex; formerly:                $374.99  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General Court;                         the Trust and
One Royal Palm Way                President, State Street Bank and Trust Company and State Street                      56 other
100 Royal Palm Way                Corporation.                                                                         investment
Palm Beach, FL                                                                                                         companies
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman and                     in the Fund
                                  Director, Massachusetts Bankers Association; Director, Depository                    Complex
                                  Trust Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President, Law           $374.99  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica & Murray.                the Trust and
President, Duquesne University                                                                                         56 other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School of                    companies
                                  Law.                                                                                 in the Fund
                                                                                                                       Complex

Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President, World         $374.99  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International Politics;                      the Trust and
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for International                 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center, Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation; President                     companies
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman, National                      in the Fund
                                  Advisory Council for Environmental Policy and Technology, Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management Center,
                                  Prague.
                                  Retired: Professor, United States Military Academy; Professor,
                                  United States Air Force Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex; Public                   $374.99  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference Planning.                                             the Trust and
4905 Bayard Street                                                                                                     56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of America;                         investment
TRUSTEE                           business owner.                                                                      companies
                                                                                                                       in the Fund
                                                                                                                       Complex


Glen R. Johnson                   Trustee, Federated Investors, Inc.; staff member, Federated                 $     0  $0 for the
Birthdate: May 2, 1929            Securities Corp.                                                                     Trust and 8
Federated Investors Tower                                                                                              other
1001 Liberty Avenue                                                                                                    investment
Pittsburgh, PA                                                                                                         companies in
PRESIDENT                                                                                                              the Fund
                                                                                                                       Complex


J. Christopher Donahue##          President or Executive Vice President of the Federated Fund Complex;        $     0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors, Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management, and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research Corp.                 companies in
EXECUTIVE VICE PRESIDENT          and Federated Global Research Corp.; President, Passport Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company; Director,                     Complex
                                  Federated Services Company.


Edward C. Gonzales                Trustee or Director of some of the Funds in the Federated Fund              $     0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman, Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers, Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp., Federated                  company in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive Vice                    the Fund
                                  President and Director, Federated Securities Corp.; Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated Fund                $     0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers, Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director, Federated                       companies in
EXECUTIVE VICE PRESIDENT AND      Services Company; Director, Federated Securities Corp.                               the Fund
 SECRETARY                                                                                                             Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President - Funds             $     0  $0 for the
Birthdate:  June 17, 1954         Financial Services Division, Federated Investors, Inc.; Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial Services                         other
1001 Liberty Avenue               Division of Federated Investors, Inc.                                                investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex


Richard B. Fisher                 President or Vice President of some of the Funds in the Federated           $     0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President, Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities Corp.                   investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex


J. Thomas Madden                  Chief Investment Officer of this Fund and various other Funds in the        $     0  $0 for the
Birthdate: October 22, 1945       Federated Fund Complex; Executive Vice President, Federated                          Trust and 12
Federated Investors Tower         Investment Counseling, Federated Global Research Corp., Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Vice President, Federated Investors, Inc.; Formerly:                 companies in
CHIEF INVESTMENT OFFICER          Executive Vice President and Senior Vice President, Federated                        the Fund
                                  Investment Counseling Institutional Portfolio Management Services                    Complex
                                  Division; Senior Vice President, Federated Research Corp., Federated
                                  Advisers, Federated Management, Federated Research, and Passport
                                  Research, Ltd.


James E. Grefenstette             Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  November 7, 1962      Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Assistant Vice President and Investment Analyst,                          investment
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated Research, and                    companies in
SENIOR PORTFOLIO MANAGER/VICE     Federated Research Corp. ; and Assistant Vice President, Federated                   the Fund
 PRESIDENT                        Global Research Corp.                                                                Complex


Aash M. Shah                      Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  December 16, 1964     Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Vice President, Federated Investment Counseling                           investment
Pittsburgh, PA                    Institutional Portfolio Management Services Division; Assistant Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Advisers, Federated                      the Fund
 PRESIDENT                        Management, Federated Research, Federated Global Research Corp., and                 Complex
                                  Federated Research Corp.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

** Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


            Maximum                  Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------

          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.


FEES PAID BY THE FUND FOR SERVICES


                              For the Year ended
                                  October 31,


                                1998        1997      1996

Advisory Fee Earned.......  $1,472,640  $1,072,874  $671,263
Advisory Fee Reduction....  $   48,251  $   98,874  $244,717
Brokerage Commissions.....  $  282,278  $  241,524  $      0
Administrative Fee........  $  185,000  $  185,000  $154,165
12b-1 Fee.................
    Class A Shares........  $        0
    Class B Shares........  $  277,013
    Class C Shares........  $   34,845
Shareholder Services Fee..
    Class A Shares........  $  386,927
    Class B Shares........  $   92,338
    Class C Shares........  $   11,615


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



Average Annual Total Returns and Yield

Total returns given for the one-year and since inception periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.

                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on January
                                                                 1, 1977
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
Total Return      NA               0.38%     15.36%    13.82%    NA
Yield             0.21%            NA        NA        NA        NA
--------------------------------------------------------------------------------


                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on January
                                                                 4, 1996
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Total Return      NA               0.09%     NA        NA        15.73%
Yield             0.00%            NA        NA        NA        NA
--------------------------------------------------------------------------------


                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on January
                                                                 4, 1996
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------
Total Return      NA               4.74%     NA        NA        16.78%
Yield             0.00%            NA        NA        NA        NA
--------------------------------------------------------------------------------


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.


CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Dow Jones Industrial Average (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Lipper Growth Fund Average is an average of the total returns for 580 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Lipper Growth Fund Index is an average of the net asset-valuated total returns for the top 30 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.

Stategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.

Strategic Insight Growth Funds Index consists of mutual funds that invest in well-established companies primarily for long-term capital gains rather than current income.

Financial Publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others - provide performance statistics over specified time periods.


WHO IS FEDERATED INVESTORS, INC.?
================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


FEDERATED CLIENTS OVERVIEW


Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.



FINANCIAL INFORMATION
================================================================================


The Financial Statements for the Fund for the fiscal year ended October 31, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Capital Appreciation Fund dated October 31, 1998.



INVESTMENT RATINGS
================================================================================


Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


 . Leading market positions in well established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES
================================================================================


Federated Capital Appreciation Fund
Class A, Class B, Class C                        Federated Investors Funds
                                                 5800 Corporate Drive
                                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.                       Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Federated Management                             Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Custodian
State Street Bank and Trust Company              P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company           P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Independent Auditors
Ernst & Young LLP                                200 Clarendon Street
                                                 Boston, MA 02116-5072

--------------------------------------------------------------------------------



                                                                   `

Federated Aggressive Growth Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking appreciation of capital by investing primarily in equity securities of companies with superior prospects for earnings growth.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.


CONTENTS
Risk/Return Summary                                       1
What are the Fund's Fees and Expenses?                    3
What are the Fund's Investment Strategies?                4
What are the Principal Securities in Which the
Fund Invests?                                             5
What are the Specific Risks of Investing in the Fund?     5
What do Shares Cost?                                      6
How is the Fund Sold?                                     9
How to Purchase Shares                                    9
How to Redeem and Exchange Shares                        11
Account and Share Information                            13
Who Manages the Fund?                                    14
Financial Information                                    15

DECEMBER 31, 1998



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide appreciation of capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing in equity securities of companies offering superior prospects for earnings growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include:
Liquidity Risks, Risks Related to Company Size, Sector Risk, and Risk of Foreign Investing.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


[The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class B Shares of Federated Aggressive Growth Fund as of the calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 10 up to 30.

The `x' axis represents the calculation period for the calendar year ended December 31, 1997. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Class B Shares of Federated Aggressive Growth Fund for the calendar year 1997, stated directly at the top of the bar, is 29.46%.]





The Bar Chart shows the variability of the Fund's Class B Shares total return on a calendar year- end basis.

The Fund's Class B Shares are sold subject to a contingent deferred sales charge
(load). The impact of the contingent deferred sales charge is not reflected in the total return above, and if this amount was reflected, the return would be less than that shown.

The Fund's Class B Shares total return from January 1, 1998 to September 30, 1998 was (22.11%).

Within the period shown in the chart, the Fund's highest quarterly return was 26.33% (quarter ended September 30, 1997). Its lowest quarterly return was (7.02%) (quarter ended December 31, 1997).

Average Annual Total Return

Average Annual Total Return for the Fund's Class A, Class B, and Class C Shares, compared to the Standard & Poor's 500 Index (S&P 500) and the Lipper Capital Appreciation Fund Index (LCAFI).


Calendar Period                           Class A   Class B   Class C   S&P 500   LCAFI
1 Year                                     22.86%    23.99%    27.74%    33.36%  19.97%
Life of Fund/1/                            19.51%    21.02%    24.57%    28.97%  17.08%

1 The Fund's Class A, Class B, and Class C Shares start of performance date was November 25, 1996.

 The table shows the Fund's Class A, Class B, and Class C Shares average annual total returns compared to the S&P 500, a broad-based market index, and the LCAFI, an average of funds with similar investment objectives.

 Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are the Fund's Fees and Expenses?

FEDERATED AGGRESSIVE GROWTH FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund's Class A, B, and C Shares.


Shareholder Fees
Fees Paid Directly From Your Investment                                                              Class A     Class B     Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)............      5.50%        None        None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption..      0.00%       5.50%       1.00%
proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other distributions as a.......      None         None        None
percentage of offering price)
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................      None         None        None
Exchange Fee....................................................................................      None         None        None

Annual Fund Operating Expenses (before waivers/reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee/2/...............................................................................      1.00%       1.00%       1.00%
Distribution (12b-1) Fee/3/.....................................................................      0.25%       0.75%       0.75%
Shareholder Services Fee........................................................................      0.25%       0.25%       0.25%
Other Expenses/4/...............................................................................      1.87%       1.83%       1.83%
Total Annual Fund Operating Expenses............................................................      3.37%       3.83%/5/    3.83%

1 Although not contractually obligated to do so, the adviser and distributor waived and reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31,
1998.
Waiver of Fund Expenses.......................................................................       1.61%       1.32%       1.32%
Total Actual Annual Fund Operating Expenses (after waivers/reimbursements)....................       1.76%       2.51%       2.51%

2 The Adviser has voluntarily waived a portion of the management fee. The
Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.05% for the year ended
October 31, 1998.

3 Class A Shares did not pay or accrue the distribution (12b-1) fee during the year ended October 31, 1998. Class A Shares has no present intention of paying or accruing the distribution (12b-1) fee during the year ended October 31, 1999.

4 The Adviser voluntarily reimbursed certain other operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement at any time. The total other expenses paid by the Fund (after the voluntary reimbursement) were 1.46% for the year ended October 31, 1998.

5 Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.


EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, and Class C Shares with the cost of investing in other mutual funds.


  The Example assumes that you invest $10,000 in the Fund's Class A, Class B, and Class C Shares for the time periods indicated and then redeem all of your shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, and Class C Shares operating expenses are before waivers as shown above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class              1 Year     3 Years    5 Years    10 Years
Class A
Expenses assuming          $871     $1,529     $2,208      $4,007
 redemption
Expenses assuming no       $871     $1,529     $2,208      $4,007
 redemption
Class B
Expenses assuming          $935     $1,569     $2,172      $3,963
 redemption
Expenses assuming no       $385     $1,169     $1,972      $3,963
 redemption
Class C
Expenses assuming          $485     $1,169     $1,972      $4,062
 redemption
Expenses assuming no       $385     $1,169     $1,972      $4,062
 redemption

What are the Fund's Investment Strategies?


The Fund pursues its investment objective by investing in equity securities of companies offering superior prospects for earnings growth. The Fund will not be restricted to specific market capitalization requirements. Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.


Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will be no more than 300% of the Index's allocation to that sector or 30% of the total portfolio, whichever is greater. The Fund ordinarily will hold between 100 and 200 companies in its portfolio. The Fund considers its approach aggressive because its strategies with respect to security analysis, market capitalization, and sector allocation are designed to produce a portfolio of stocks whose long-term growth prospects are significantly above those of the S&P 500 Index.


  The Fund may attempt to manage market risk by buying and selling financial futures and options. This may include the purchase of index futures contracts as a substitute for direct investments in stocks. It may also include the purchase and sale of options to protect against general declines in small capitalization stocks economically.


Portfolio Turnover


The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.


Temporary Defensive Investments


The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter- term, higher quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?


Common Stocks

Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


American Depositary Receipts

American Depositary Receipts represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including Country Risk and Currency Risk.


What are the Specific Risks of Investing in the Fund?


STOCK MARKET RISKS


The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money.


  The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.


LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.


RISKS RELATED TO COMPANY SIZE


Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.


  In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.


SECTOR RISK


Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.


RISK OF FOREIGN INVESTING


Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.


  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.


  Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.


RISKS RELATED TO INVESTING FOR GROWTH


Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a large decline on an analyst's downward earnings estimate revision, a negative fundamental development, or other adverse market development. Further, growth stocks tend to have lower dividend yields than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to higher yielding stocks. Because the Fund takes a relatively aggressive approach in selecting stocks with high potential growth rates, these risks may be greater for the Fund, compared to less aggressive growth-oriented funds.

What do Shares Cost?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined net asset value (NAV) plus any applicable sales charge (public offering price).


  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual fund section of local newspapers under "Federated" and the appropriate class designation listing.

  The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

                                     Maximum
                                   Sales Charge
Shares Offered        Minimum       Front-End      Contingent
                      Initial/        Sales         Deferred
                     Subsequent      Charge/2/   Sales Charge/3/
                     Investment
                     Amounts/1/
Class A                $1500/$100     5.50%           0.00%
Class B                $1500/$100     None            5.50%
Class C                $1500/$100     None            1.00%


 1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. Class B Shares will automatically convert into Class A Shares after eight full years from the purchase date. This conversion is a non-taxable event.


 2 Front-End Sales Charge is expressed as a percentage of public offering price. "See Sales Charge When You Purchase."


 3  See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares
Purchase Amount          Sales Charge as a    Sales Charge as a
                            Percentage            Percentage
                        of Public Offering          of NAV
                               Price
Less than $50,000             5.50%                 5.82%
$50,000 but less              4.50%                 4.71%
 than$100,000
$100,000 but less             3.75%                 3.90%
 than $250,000
$250,000 but less             2.50%                 2.56%
 than $500,000
$500,000 but less             2.00%                 2.04%
 than $1 million
$1 million or greater/1/      0.00%                 0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase if an investment professional received an advance payment on the transaction.

The sales charge at purchase may be reduced or eliminated by:


 . purchasing Shares in greater quantities to reduce the applicable sales charge;

 .  combining concurrent purchases of Shares:
   - by you, your spouse, and your children under age 21; or
   - of the same share class of two or more Federated Funds (other than money market funds);

 . accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

 . signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:


 .  within 120 days of redeeming Shares of an equal or lesser amount;

 .  by exchanging shares from the same share class of another Federated Fund
   (other than a money market fund);

 . through wrap accounts or other investment programs where you pay the investment professional directly for services;

 . through investment professionals that receive no portion of the sales charge;

 . as a Federated Life Member (Class A Shares only) and their immediate family members; or

 . Trustee or employee of the Fund, the Adviser, the Distributor, and their affiliates, and the immediate family members of these individuals.


If your investment qualifies for a reduction or elimination of the sales charge, you or your investment professional should notify the Fund's Distributor, Federated Securities Corp., at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on your previous purchases.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares


A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares
Shares Held Up To:                                         CDSC
1 year                                                      5.50%
2 years                                                     4.75%
3 years                                                     4.00%
4 years                                                     3.00%
5 years                                                     2.00%
6 years                                                     1.00%
7 years or more                                             0.00%

Class C Shares

You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

You will not be charged a CDSC when redeeming Shares:


 . purchased with reinvested dividends or capital gains;

 . purchased within 120 days of redeeming Shares of an equal or lesser amount;

 . that you exchanged into the same share class of another Federated Fund where the shares were held for the applicable CDSC holding period (other than a money market fund);

 . purchased through investment professionals that did not receive advanced sales payments; or

 .  if after you purchase Shares you become disabled as defined by the IRS.

In addition, you will not be charged a CDSC:


 . if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

 .  if your redemption is a required retirement plan distribution;

 . upon the death of the last surviving shareholder(s) of the account If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:


 .  Shares that are not subject to a CDSC;

 . Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated Funds that have been exchanged for Shares of this Fund); and

 . then, the CDSC is calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

  The Fund's Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. When the Distributor receives sales charges and marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class A Shares, Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated Fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


  Where the Fund offers more than one Share Class and you do not specify the Class choice on your New Account Form or form of payment (Federal Reserve wire or check), you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL


 .  Establish an account with the investment professional; and

 . Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.


Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

 .  Establish your account with the Fund by submitting a completed New Account
   Form; and

 .  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.


  An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.


By Wire
Send your wire to:
 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire
 ABA Number 011000028
 Attention: EDGEWIRE
 Wire Order Number, Dealer Number, or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same Share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone


You may redeem or exchange Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:


 Federated Shareholder Services Company
 P.O. Box 8600
 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street
 Rockland, MA 02370-3317

All requests must include:

 .  Fund Name and Share Class, account number and account registration;

 .  amount to be redeemed or exchanged;

 .  signatures of all Shareholders exactly as registered; and

 . if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .  your redemption will be sent to an address other than the address of record;

 . your redemption will be sent to an address of record that was changed within the last thirty days;

 .  a redemption is payable to someone other than the shareholder(s) of record;
   or

 . if exchanging (transferring) into another fund with a different shareholder registration.


A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union, or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 . an electronic transfer to your account at a financial institution that is an ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.


Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .  to allow your purchase to clear;

 .  during periods of market volatility; or

 . when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.


You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGES

You may exchange Shares of the Fund into Shares of the same class of another Federated Fund. To do this, you must:

 .  ensure that the

 .  account registrations are identical;

 .  meet any minimum initial investment requirements; and

 .  receive a prospectus for the fund into which you wish to exchange.


An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction. The Fund may modify or terminate the exchange privilege at any time. The Fund's management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated
Funds.

SYSTEMATIC WITHDRAWAL/ EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis.


Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Shares subject to sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) On Class B Shares

You will not be charged a CDSC on SWP redemptions if:

 .  you redeem 12% or less of your account value in a single year;

 .  your account is at least one year old;

 .  you reinvest all dividends and capital gains distributions; and

 . your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance).

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem only at a rate of 1% monthly, 3% quarterly, or 6% semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns.Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

THE FUND'S PORTFOLIO MANAGERS ARE:

Keith J. Sabol

Keith J. Sabol has been the Fund's portfolio manager since inception. Mr. Sabol has been a Portfolio Manager of various Federated Funds since November 1996. Mr. Sabol joined Federated Investors, Inc. or its predecessor in 1994 as an Investment Analyst. Mr. Sabol served as the Equity Research Coordinator of the Fund's investment adviser from 1995 through 1996 and has been a Vice President since July 1998.

Following his graduation from the U.S. Military Academy, Mr. Sabol was commissioned as an officer in the U.S. Army where he served until 1992. Mr. Sabol earned his Masters in Industrial Administration from Carnegie Mellon University with a concentration in Finance and Operations Research. Mr. Sabol is a Chartered Financial Analyst.


Aash M. Shah

Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah has been a portfolio manager of various Federated Funds since November 1995. Mr. Shah joined Federated Investors, Inc. or its predecessor in 1993 and has been a Vice President of the Fund's investment adviser since January 1997. Mr. Shah served as an Assistant Vice President of the investment adviser from 1995 to 1996, and as an Investment Analyst from 1993 to 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

  The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.


ADVISORY FEES


The Adviser receives an annual investment advisory fee of 1.00% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

  While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

  Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets. The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and capital gains.

  This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.


Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                                                          1998           1997/1/
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                          $  13.31       $   10.00
----------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
----------------------------------------------------------------------------------------------------------------------
Net operating loss                                                                             (0.20)/2/         (0.05)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized (loss)/gain on investments and futures contracts                     (1.92)           3.37
----------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                 (2.12)           3.32
----------------------------------------------------------------------------------------------------------------------
Less Distributions:
----------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                  --             (0.01)
----------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments and futures contracts                      (0.00)/3/            --
----------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                            (0.00)3           (0.01)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                $  11.19       $   13.31
----------------------------------------------------------------------------------------------------------------------
Total Return/4/                                                                                 (15.91%)         33.21%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:
----------------------------------------------------------------------------------------------------------------------
Expenses                                                                                          1.76%         1.74%/5/
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                            (1.56%)      (0.96%)/5/
----------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement6                                                                     1.36%         8.97%/5/
----------------------------------------------------------------------------------------------------------------------
Supplemental Data:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                       $  7,549       $   4,148
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                  91%             97%
----------------------------------------------------------------------------------------------------------------------


1 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5  Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further Information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.


Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                                                           1998            1997/1/
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                            $  13.27       $   10.00
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations:
------------------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                 (0.30)/2/       (0.08)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized (loss)/gain on investments and futures contracts                       (1.90)           3.35
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

TOTAL FROM INVESTMENT OPERATIONS                                                                   (2.20)           3.27
------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                    --           (0.00)/3/
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments and futures contracts                        (0.00)/3/          --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                              (0.00)3         (0.00)/3/
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                  $  11.07       $   13.27
------------------------------------------------------------------------------------------------------------------------
Total Return/4/                                                                                   (16.56%)         32.75%
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
Expenses                                                                                            2.51%         2.51%/5/
------------------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                 (2.33%)      (1.96%)/5/
------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/6/                                                                     1.32%         7.25%/5/
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                         $ 17,783       $   7,184
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                    91%             97%
------------------------------------------------------------------------------------------------------------------------


1 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5  Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further Information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.


Financial Highlights--Class C Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended October 31                                                                           1998            1997/1/
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                            $  13.20       $   10.00
------------------------------------------------------------------------------------------------------------------------
Income From Investment Operations:
------------------------------------------------------------------------------------------------------------------------
Net operating loss                                                                               (0.29)/2/         (0.06)
------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized (loss)/gain on investments and futures contracts                       (1.89)           3.26
------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                   (2.18)           3.20
------------------------------------------------------------------------------------------------------------------------
Less Distributions:
------------------------------------------------------------------------------------------------------------------------
Distributions in excess of net investment income                                                    --           (0.00)/3/
------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain on investments and futures contracts                        (0.00)/3/          --
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                              (0.00)3         (0.00)/3/
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                  $  11.02       $   13.20
------------------------------------------------------------------------------------------------------------------------
Total Return/4/                                                                                    (16.49%)         32.04%
------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
------------------------------------------------------------------------------------------------------------------------
Expenses                                                                                            2.51%         2.53%/5/
------------------------------------------------------------------------------------------------------------------------
Net operating loss                                                                                 (2.32%)      (1.95%)/5/
------------------------------------------------------------------------------------------------------------------------
Expense waiver/reimbursement/6/                                                                     1.32%         7.23%/5/
------------------------------------------------------------------------------------------------------------------------
Supplemental Data:
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                                                         $  2,944       $     957
------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                                                    91%             97%
------------------------------------------------------------------------------------------------------------------------


1 Reflects operations for the period from November 25, 1996 (date of initial public investment) to October 31, 1997.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with the results of operations.

3  Amounts distributed per share do not round to $0.01.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5  Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Further Information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 1998, which can be obtained free of charge.




[LOGO OF FEDERATED INVESTORS]



Federated
Aggressive
Growth Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES


DECEMBER 31, 1998




A Statement of Additional Information (SAI) dated December 31, 1998, is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual report to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report and other information without charge call your investment professional or the Fund at 1-800- 341-7400.


You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.


[LOGO OF FEDERATED INVESTORS]

Federated Aggressive Growth Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4017
Cusip 314172875
Cusip 314172867
Cusip 314172859

G01925-01-ABC (12/98)

Federated is a registered mark
of Federated Investors, Inc.
1998 (C)Federated Investors, Inc.   [RECYCLED PAPER LOGO]




   Statement of Additional Information  December 31, 1998



   Federated Aggressive Growth Fund
   [A Portfolio of Federated Equity Funds]
   Class A Shares, Class B Shares, Class C Shares


   This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Aggressive Growth Fund (Fund), dated December 31, 1998. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.


   -----------------------------------------------------------------------------
   Table of Contents
   -----------------------------------------------------------------------------


   How is the Fund Organized
   Securities in Which the Fund Invests
   What Do Shares Cost?
   How is the Fund Sold?

   Exchanging Securities for Shares

   Subaccounting Services
   Redemption in Kind
   Massachusetts Partnership Law
   Account and Share Information
   Tax Information
   Who Manages and Provides Services
     to the Fund?
   How Does the Fund Measure Performance?
   Who is Federated Investors, Inc.?
   Financial Information
   Investment Ratings

   Addresses




   [Federated Investors Logo]
   Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
   CUSIP 314172875
   CUSIP 314172867
   CUSIP 314172859

   G01925-02(12/98)


HOW IS THE FUND ORGANIZED?
================================================================================

The Fund is a diversified portfolio of Federated Equity Funds (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on April 17, 1984. The Trust may offer separate series of shares representing interests in separate portfolios of securities.


The Board of Trustees (the Board) has established three classes of shares of the Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares). This SAI relates to all classes of the above-mentioned Shares.


SECURITIES IN WHICH THE FUND INVESTS
================================================================================


In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.


SECURITIES DESCRIPTIONS AND TECHNIQUES



Equity securities represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


  Common Stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

  Preferred stocks have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

  REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher Credit Risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.


  Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest Credit Risk.

  Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low Credit Risk, but not as low as Treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against Credit Risk, it does not reduce the Market and Prepayment Risks of these mortgage backed securities.

  Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The Credit Risks of corporate debt securities vary widely among issuers.

  Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to Fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain liquidity in this fashion. The short maturity of commercial paper reduces both the Market and Credit risk as compared to other debt securities of the same issuer.

  Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by Non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred o as Yankee instruments.

  Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.Insurance contracts include guaranteed investment contracts, funding agreements and annuities.


Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities to compensate for the value of the conversion option. In addition, the conversion price exceeds the market value of the underlying equity securities at the time a convertible security is issued. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.





Derivative Contracts are financial instruments that require payments based upon changes in the values of designated (or "underlying") securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a "counterparty."

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all of the terms of the contract except for the price. Investors make any payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to "close out" their contracts by entering into offsetting contracts.

For example, a Fund could close out an open purchase (or sale) contract by entering into an offsetting sale (or purchase) contract for the same amount of the same assets and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The Fund might not always be able to close out a position when it wants to; if this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract ), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so), and the Fund could incur substantial losses. Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

Derivative contracts can also be traded "over-the-counter" ("OTC"), in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how they are used and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to Market Risk and Currency Risk, and may also expose the Fund to Liquidity Risk and Leverage Risk. OTC contracts also expose the Fund to Credit Risk in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts.



  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date, and time specified when the contract is made. Futures contracts traded OTC are frequently referred to as "forward contracts." Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

  The Fund may buy and sell financial futures and futures on indices.

  Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period of time. A call option gives the holder (buyer) the right to purchase the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or "premium," from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

  The Fund may:


  Buy call options on portfolio securities, indexes and futures in anticipation of an increase in the value of the the underlying asset.


  Buy put options on portfolio securities, indexes and futures in anticipation of a decrease in the value of the the underlying asset.


  Write call options on portfolio securities, indexes and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

  Write put options on portfolio securities, indexes and futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.


  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.


Foreign Securities are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to Country Risk and Currency Risk. [Trading in certain foreign markets is also subject to Liquidity Risk.]


  Foreign Government Securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

  Foreign government securities also include fixed income securities of "quasi-governmental agencies" which are either issued by entities that are owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit and general taxing powers. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.


Special Transactions



  Repurchase Agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

  A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase Agreements are subject to Credit Risk.

  When Issued Transactions are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

  Securities Lending. A Fund may lend portfolio securities to firms that the Adviser has determined are creditworthy. In return, it will receive either cash or liquid securities as collateral from the borrower. A Fund will reinvest cash collateral in securities that qualify as an otherwise acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of any cash collateral. If the market value of the loaned securities increases, the borrower must furnish additional collateral. While portfolio securities are on loan, the borrower pays the Fund the equivalent of any dividends or interest received on them. Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are being lent, but it will terminate a loan in anticipation of any important vote. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to Market Risk and Credit Risk.



  Investing in Securities of Other Investment Companies. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.



EQUITY SECURITIES INVESTMENT RISKS


Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.





FIXED INCOME SECURITIES INVESTMENT RISKS



Bond Market Risk
----------------

 . Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

 . Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



Credit Risk
-----------

 . Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

 . Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

 . Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio.



Call Risk
---------

 . Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

 . If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



Liquidity Risks
---------------

 . Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

 . Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

 . OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.



Risks Associated with Noninvestment Grade Securities
----------------------------------------------------

 . Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.



Leverage Risk
-------------

 . Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.



INVESTMENT LIMITATIONS



Concentration of Investments



The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry. However, the Fund may at times invest 25% or more of the value of its total assets in cash or cash items (not including certificates of deposit), securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements secured by such instruments.


Investing in Commodities



The Fund will not purchase or sell commodities. The Fund reserves the right to purchase financial futures and put options on stock index futures and on financial futures.


Investing in Real Estate



The Fund will not purchase or sell real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate, or in securities which are secured by real estate or interests in real estate.


Buying on Margin



The Fund will not purchase any securities on margin but may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with buying financial futures, put options on stock index futures, and put options on financial futures.


Selling Short



The Fund will not sell securities short unless at all times when a short position is open, it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issuer as, and equal in amount to, the securities sold short; and unless not more than 10% of the value of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.


Issuing Senior Securities and Borrowing Money



The Fund will not issue senior securities, except as permitted by its investment objective and policies, and except that the Fund may borrow money and engage in reverse repurchase agreements only in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure, or to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any such borrowings (including reverse repurchase agreements) are outstanding.


Lending Cash or Securities



The Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of corporate or government bonds, debentures, notes, certificates of indebtedness, or other debt securities of an issuer, repurchase agreements, or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust.





Underwriting



The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.


Investing in Minerals



The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, although it may purchase the securities of issuers which invest in or sponsor such programs.


Diversification of Investments



With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase the securities of any issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, securities of other investment companies and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer and will not acquire more than 10% of the outstanding voting securities of any issuer. For these purposes, the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.


The above investment limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.


Investing in Illiquid Securities



The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.


Pledging Assets



The Fund will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of its total assets at the time of the borrowing.


Purchasing Put Options



The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio and net option premiums will not exceed 5% of the value of the Fund's total assets.


Writing Covered Call Options



The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.


Acquiring Securities



The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of the voting securities of any one issuer and may exercise its voting powers consistent with the best interests of the Fund. In addition, the Fund, other companies advised by the Fund's adviser, and other affiliated companies may together buy and hold substantial amounts of voting stock of a company and may vote together in regard to such company's affairs. In some such cases, the Fund and its affiliates might collectively be considered to be in control of such company. In some cases, Trustees and other persons associated with the Fund and its affiliates might possibly become directors of companies in which the Fund holds stock.


Investing in Warrants



The Fund will not invest more than 5% of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for purposes of this policy.



Investing in Restricted and Illiquid Securities



The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund has no intent to borrow money, sell securities short, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. Short selling may accelerate the recognition of gains.



DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:


 . for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;


 . in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;


 . for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;


 . for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and


 . for all other securities, at fair value as determined in good faith by the Board.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.


Trading in Foreign Securities. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.



WHAT DO SHARES COST?
================================================================================


The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE


You can reduce or eliminate the applicable front-end sales charge, as follows.


Quantity Discounts. Larger purchases of the same Share class can reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse, and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.


Accumulated Purchases. If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.


Concurrent Purchases. You can combine concurrent purchases of the same Share class of two or more Federated Funds in calculating the applicable sales charge.


Letter of Intent - Class A Shares. You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.


Reinvestment Privilege. You may reinvest, within 120 days, your redemption proceeds at the next determined NAV, without any sales charge.


Purchases by Affiliates of the Fund. The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:


 . the Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

 . Employees of State Street Bank Pittsburgh who started their employment on January 1, 1998, and were employees of Federated Investors, Inc. (Federated) on December 31, 1997;

 . any associated person of an investment dealer who has a sales agreement with the Distributor; and

 . trusts, pension or profit-sharing plans for these individuals.



FEDERATED LIFE MEMBERS



Shareholders of the Fund known as "Federated Life Members" are exempt from paying any front-end sales charge. These shareholders joined the Fund originally:

 . through the "Liberty Account," an account for Liberty Family of Funds shareholders on February 28, 1987 (the Liberty Account and Liberty Family of Funds are no longer marketed); or

 . as Liberty Account shareholders by investing through an affinity group prior to August 1, 1987.



REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because no sales commissions have been advanced to the selling investment professional, the shareholder has already paid a Contingent Deferred Sales Charge (CDSC), or nominal sales efforts are associated with the original purchase of Shares.


Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:


 . following the death or post-purchase disability, as defined in Section
  72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder; and any designated beneficiary;

 . representing minimum required distributions from an Individual Retirement
  Account or other retirement plan in Federated Funds to a shareholder who has attained the age of 70-1/2;

 . which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements;

 . which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program;

 . of Shares that represent a reinvestment within 120 days of a previous redemption;

 . of Shares held by the Directors/Trustees, employees, and sales representatives of the Fund, the Adviser, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons; and

 . of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities.



HOW IS THE FUND SOLD?
================================================================================


Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professional in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional.


RULE 12B-1 PLAN

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professional such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. Also, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


Federated and its subsidiaries may benefit from arrangements where the Rule 12b-1 Plan fees related to Class B Shares may be paid to third-parties who have advanced commissions to investment professionals.


SHAREHOLDER SERVICES


The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS


Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses of relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.


When an investment professional's customer purchases shares, the investment professional may receive:


 . an amount equal to 0.50% of the NAV of Class A Shares under certain qualified retirement plans as approved by the Distributor. (Such payments are subject to a reclaim from the investment professional should the assets leave the program within 12 months after purchase.)

 . an amount up to 5.50% and 1.00%, respectively, of the NAV of Class B and C
  Shares.


In addition, the Distributor may pay investment professionals 0.25% of the purchase price of $1 million or more of Class A Shares that its customer has not redeemed over the first year.


Class A Shares. Investment professionals purchasing Class A Shares for their customers are eligible to receive an advance payment from the Distributor based on the following breakpoints:


                                                Advance Payments
                                               as a Percentage of
            Amount                            Public Offering Price
            ------                            ---------------------

            First $1 - $5 million                  0.75%
            Next $5 - $20 million                  0.50%
            Over $20 million                       0.25%


For accounts with assets over $1 million, the dealer advance payments resets annually to the first breakpoint on the anniversary of the first purchase.


Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance payments will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer advance payments. Certain retirement accounts may not be eligible for this program.

A contingent deferred sales charge of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase. The CDSC does not apply under certain investment programs where the investment professional does not receive an advance payment on the transaction including, but not limited to, trust accounts and wrap programs where the investor pays an account level fee for investment management.


EXCHANGING SECURITIES FOR SHARES
================================================================================


You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.


SUBACCOUNTING SERVICES
================================================================================


Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND
================================================================================


Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW
================================================================================


Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.


In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



ACCOUNT AND SHARE INFORMATION
================================================================================


VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.


Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Class A Shares of the Fund:
BHC Securities Inc., Philadelphia, PA, owned approximately 44,803 shares (6.33%); and MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 37,687 shares (5.32%).

As of December 8, 1998, the following shareholder owned of record, beneficially, or both, 5% or more of the outstanding Class B Shares of the Fund: MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 131,473 shares (7.69%).

As of December 8, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Class C Shares of the Fund:
MLPF&S for the sole benefit of its customers, Jacksonville, FL, owned approximately 62,298 shares (21.85%); and Profit Resources Inc. 401K and Profit Sharing Plan, Pension Administration and Consulting Services, Cincinnati, OH, owned approximately 30,092 shares (10.55%).


TAX INFORMATION
================================================================================


FEDERAL INCOME TAX


The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.


The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
================================================================================


BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years and other notable positions held, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of seven funds and the Federated Fund Complex is comprised of 56 investment companies, whose investment advisers are affiliated with the Fund's Adviser. As of December 8, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Class A, B, C Shares.


An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.



                                                                                                                       Total
Name                                                                                                                   Compensation
Birthdate                                                                                                 Aggregate    From Trust
Address                                                   Principal Occupations                          Compensation  and Fund
Position With Trust                                         for Past 5 Years                              From Trust   Complex
--------------------------------- ---------------------------------------------------------------------- ------------  -------------
John F. Donahue*##                Chief Executive Officer and Director or Trustee of the Federated            $     0  $0 for the
Birthdate: July 28, 1924          Fund Complex. Chairman and Director, Federated Investors, Inc.;                      Trust and 56
Federated Investors Tower         Chairman and Trustee, Federated Advisers, Federated Management, and                  other
1001 Liberty Avenue               Federated Research; Chairman and Director, Federated Research Corp.,                 investment
Pittsburgh, PA                    and Federated Global Research Corp.; Chairman, Passport Research,                    companies in
CHAIRMAN AND TRUSTEE              Ltd.                                                                                 the Fund
                                                                                                                       Complex


Thomas G. Bigley                  Director or Trustee of the Federated Fund Complex; Director, Member         $265.08  $111,222 for
Birthdate: February 3, 1934       of Executive Committee, Children's Hospital of Pittsburgh; formerly:                 the Trust and
15 Old Timber Trail               Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.;                   56 other
Pittsburgh, PA                    Director, Member of Executive Committee, University of Pittsburgh.                   investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


John T. Conroy, Jr.               Director or Trustee of the Federated Fund Complex; President,               $291.64  $122,362 for
Birthdate: June 23, 1937          Investment Properties Corporation; Senior Vice President, John R.                    the Trust and
Wood/IPC Commercial Dept.         Wood and Associates, Inc., Realtors; Partner or Trustee in private                   56 other
John R. Wood Associates, Inc.     real estate ventures in Southwest Florida; formerly: President,                      investment
 Realtors                         Naples Property Management, Inc. and Northgate Village Development                   companies in
3255 Tamiami Trial North Naples,  Corporation.                                                                         the Fund
 FL                                                                                                                    Complex
TRUSTEE


Nicholas Constantakis**           Director or Trustee of the Federated Fund Complex; formerly:                $201.78  $0 for the
Birthdate: September 3, 1939      Partner, Andersen Worldwide SC.                                                      Trust and 36
175 Woodshire Drive                                                                                                    other
Pittsburgh, PA                                                                                                         investment
TRUSTEE                                                                                                                companies in
                                                                                                                       the Fund
                                                                                                                       Complex


William J. Copeland               Director or Trustee of the Federated Fund Complex; Director and             $291.64  $122,362 for
Birthdate: July 4, 1918           Member of the Executive Committee, Michael Baker, Inc.; formerly:                    the Trust and
One PNC Plaza-23rd Floor          Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.;                      56 other
Pittsburgh, PA                    Director, Ryan Homes, Inc.                                                           investment
TRUSTEE                                                                                                                companies in
                                  Retired: Director, United Refinery; Director, Forbes Fund; Chairman,                 the Fund
                                  Pittsburgh Foundation; Chairman, Pittsburgh Civic Light Opera.                       Complex


James E. Dowd, Esq.               Director or Trustee of the Federated Fund Complex; Attorney-at-law;         $291.64  $122,362 for
Birthdate: May 18, 1922           Director, The Emerging Germany Fund, Inc.                                            the Trust and
571 Hayward Mill Road                                                                                                  56 other
Concord, MA                       Retired: President, Boston Stock Exchange, Inc.; Regional                            investment
TRUSTEE                           Administrator, United States Securities and Exchange Commission.                     companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Lawrence D. Ellis, M.D.*          Director or Trustee of the Federated Fund Complex; Professor of             $265.08  $111,222 for
Birthdate: October 11, 1932       Medicine, University of Pittsburgh; Medical Director, University of                  the Trust and
3471 Fifth Avenue                 Pittsburgh Medical Center  Downtown; Hematologist, Oncologist, and                   56 other
Suite 1111                        Internist, Presbyterian and Montefiore Hospitals; Member, National                   investment
Pittsburgh, PA                    Board of Trustees, Leukemia Society of America.                                      companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex

Edward L. Flaherty, Jr., Esq.#    Director or Trustee of the Federated Fund Complex; Attorney, of             $291.64  $122,362 for
Birthdate: June 18, 1924          Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park                        the Trust and
Miller, Ament, Henny & Kochuba    Restaurants, Inc.; formerly: Counsel, Horizon Financial, F.A.,                       56 other
205 Ross Street                   Western Region; Partner, Meyer and Flaherty.                                         investment
Pittsburgh, PA                                                                                                         companies in
TRUSTEE                                                                                                                the Fund
                                                                                                                       Complex

Peter E. Madden                   Director or Trustee of the Federated Fund Complex; formerly:                $265.08  $111,222 for
Birthdate: March 16, 1942         Representative, Commonwealth of Massachusetts General Court;                         the Trust and
One Royal Palm Way                President, State Street Bank and Trust Company and State Street                      56 other
100 Royal Palm Way                Corporation.                                                                         investment
Palm Beach, FL                                                                                                         companies in
TRUSTEE                           Retired: Director, VISA USA and VISA International; Chairman and                     the Fund
                                  Director, Massachusetts Bankers Association; Director, Depository                    Complex
                                  Trust Corporation.


John E. Murray, Jr., J.D., S.J.D. Director or Trustee of the Federated Fund Complex; President, Law           $265.08  $111,222 for
Birthdate: December 20, 1932      Professor, Duquesne University; Consulting Partner, Mollica & Murray.                the Trust and
President, Duquesne University                                                                                         56 other
Pittsburgh, PA                    Retired: Dean and Professor of Law, University of Pittsburgh School                  investment
TRUSTEE                           of Law; Dean and Professor of Law, Villanova University School of                    companies in
                                  Law.                                                                                 the Fund
                                                                                                                       Complex


Wesley W. Posvar                  Director or Trustee of the Federated Fund Complex; President, World         $265.08  $111,222 for
Birthdate: September 14, 1925     Society of Ekistics, Athens; Professor, International Politics;                      the Trust and
1202 Cathedral of Learning        Management Consultant; Trustee, Carnegie Endowment for International                 56 other
University of Pittsburgh          Peace, RAND Corporation, Online Computer Library Center, Inc.,                       investment
Pittsburgh, PA                    National Defense University and U.S. Space Foundation; President                     companies in
TRUSTEE                           Emeritus, University of Pittsburgh; Founding Chairman, National                      the Fund
                                  Advisory Council for Environmental Policy and Technology, Federal                    Complex
                                  Emergency Management Advisory Board and Czech Management Center,
                                  Prague.

                                  Retired: Professor, United States Military Academy; Professor,
                                  United States Air Force Academy.


Marjorie P. Smuts                 Director or Trustee of the Federated Fund Complex; Public                   $265.08  $111,222 for
Birthdate: June 21, 1935          Relations/Marketing/Conference Planning.                                             the Trust and
4905 Bayard Street                                                                                                     56 other
Pittsburgh, PA                    Retired: National Spokesperson, Aluminum Company of America;                         investment
TRUSTEE                           business owner.                                                                      companies in
                                                                                                                       the Fund
                                                                                                                       Complex


Glen R. Johnson                   Trustee, Federated Investors, Inc.; staff member, Federated                 $     0  $0 for the
Birthdate: May 2, 1929            Securities Corp.                                                                     Trust and 8
Federated Investors Tower                                                                                              other
1001 Liberty Avenue                                                                                                    investment
Pittsburgh, PA                                                                                                         companies in
PRESIDENT                                                                                                              the Fund
                                                                                                                       Complex


J. Christopher Donahue##          President or Executive Vice President of the Federated Fund Complex;        $     0  $0 for the
Birthdate: April 11, 1949         Director or Trustee of some of the Funds in the Federated Fund                       Trust and 18
Federated Investors Tower         Complex; President and Director, Federated Investors, Inc.;                          other
1001 Liberty Avenue               President and Trustee, Federated Advisers, Federated Management, and                 investment
Pittsburgh, PA                    Federated Research; President and Director, Federated Research Corp.                 companies in
EXECUTIVE VICE PRESIDENT          and Federated Global Research Corp.; President, Passport Research,                   the Fund
                                  Ltd.; Trustee, Federated Shareholder Services Company; Director,                     Complex
                                  Federated Services Company.

Edward C. Gonzales                Trustee or Director of some of the Funds in the Federated Fund              $     0  $0 for the
Birthdate: October 22, 1930       Complex; President, Executive Vice President and Treasurer of some                   Trust and 1
Federated Investors Tower         of the Funds in the Federated Fund Complex; Vice Chairman, Federated                 other
1001 Liberty Avenue               Investors, Inc.; Vice President, Federated Advisers, Federated                       investment
Pittsburgh, PA                    Management, Federated Research, Federated Research Corp., Federated                  company in
EXECUTIVE VICE PRESIDENT          Global Research Corp. and Passport Research, Ltd.; Executive Vice                    the Fund
                                  President and Director, Federated Securities Corp.; Trustee,                         Complex
                                  Federated Shareholder Services Company.


John W. McGonigle                 Executive Vice President and Secretary of the Federated Fund                $     0  $0 for the
Birthdate: October 26, 1938       Complex; Executive Vice President, Secretary, and Director,                          Trust and 56
Federated Investors Tower         Federated Investors, Inc.; Trustee, Federated Advisers, Federated                    other
1001 Liberty Avenue               Management, and Federated Research; Director, Federated Research                     investment
Pittsburgh, PA                    Corp. and Federated Global Research Corp.; Director, Federated                       companies in
EXECUTIVE VICE PRESIDENT AND      Services Company; Director, Federated Securities Corp.                               the Fund
 SECRETARY                                                                                                             Complex


Richard J. Thomas                 Treasurer of the Federated Fund Complex; Vice President - Funds             $     0  $0 for the
Birthdate:  June 17, 1954         Financial Services Division, Federated Investors, Inc.; Formerly:                    Trust and 56
Federated Investors Tower         various management positions within Funds Financial Services                         other
1001 Liberty Avenue               Division of Federated Investors, Inc.                                                investment
Pittsburgh, PA                                                                                                         companies in
TREASURER                                                                                                              the Fund
                                                                                                                       Complex

Richard B. Fisher                 President or Vice President of some of the Funds in the Federated           $     0  $0 for the
Birthdate: May 17, 1923           Fund Complex; Director or Trustee of some of the Funds in the                        Trust and 6
Federated Investors Tower         Federated Fund Complex; Executive Vice President, Federated                          other
1001 Liberty Avenue               Investors, Inc.; Chairman and Director, Federated Securities Corp.                   investment
Pittsburgh, PA                                                                                                         companies in
VICE PRESIDENT                                                                                                         the Fund
                                                                                                                       Complex

J. Thomas Madden                  Chief Investment Officer of this Fund and various other Funds in the        $     0  $0 for the
Birthdate: October 22, 1945       Federated Fund Complex; Executive Vice President, Federated                          Trust and 12
Federated Investors Tower         Investment Counseling, Federated Global Research Corp., Federated                    other
1001 Liberty Avenue               Advisers, Federated Management, Federated Research, and Passport                     investment
Pittsburgh, PA                    Research, Ltd.; Vice President, Federated Investors, Inc.; Formerly:                 companies in
CHIEF INVESTMENT OFFICER          Executive Vice President and Senior Vice President, Federated                        the Fund
                                  Investment Counseling Institutional Portfolio Management Services                    Complex
                                  Division; Senior Vice President, Federated Research Corp., Federated
                                  Advisers, Federated Management, Federated Research, and Passport
                                  Research, Ltd.


James E. Grefenstette             Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  November 7, 1962      Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Assistant Vice President and Investment Analyst,                          investment
Pittsburgh, PA                    Federated Advisers, Federated Management, Federated Research, and                    companies in
SENIOR PORTFOLIO MANAGER/VICE     Federated Research Corp. ; and Assistant Vice President, Federated                   the Fund
 PRESIDENT                        Global Research Corp.                                                                Complex


Aash M. Shah                      Vice President, Federated Investment Counseling, Federated Advisers,        $     0  $0 for the
Birthdate:  December 16, 1964     Federated Global Research Corp., Federated Management, Federated                     Trust and no
Federated Investors Tower         Research, Federated Research Corp. and Passport Research, Ltd.;                      other
1001 Liberty Avenue               Formerly:  Vice President, Federated Investment Counseling                           investment
Pittsburgh, PA                    Institutional Portfolio Management Services Division; Assistant Vice                 companies in
SENIOR PORTFOLIO MANAGER/VICE     President and Investment Analyst, Federated Advisers, Federated                      the Fund
 PRESIDENT                        Management, Federated Research, Federated Global Research Corp., and                 Complex
                                  Federated Research Corp.

## Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

** Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.



BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting
services) necessary to operate the Fund.   Federated Services Company provides
these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:


             Maximum                 Average Aggregate Daily Net
        Administrative Fee          Assets of the Federated Funds
        ------------------          -----------------------------

          .15 of 1%                   on the first $250 million
          .125 of 1%                  on the next $250 million
          .10 of 1%                   on the next $250 million
          .075 of 1%                on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS

Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES


                              For the Year ended
                                  October 31,

                              1998      1997

Advisory Fee Earned.......  $231,244  $ 43,174
Advisory Fee Reduction....  $220,807  $ 43,174
Brokerage Commissions.....  $ 63,338  $ 18,366
Administrative Fee........  $185,000  $175,867
12b-1 Fee.................
    Class A Shares........  $      0
    Class B Shares........  $108,112
    Class C Shares........  $ 15,277
Shareholder Services Fee..
    Class A Shares........  $ 16,669
    Class B Shares........  $ 36,037
    Class C Shares........  $  5,092


Fees are allocated among Classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable Class of Shares.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.



HOW DOES THE FUND MEASURE PERFORMANCE?
================================================================================


The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.



AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns given for the one-year and since inception periods ended October 31, 1998.

Yield given for the 30-day period ended October 31, 1998.


                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 25,
                                                                 1996
--------------------------------------------------------------------------------
Class A Shares
--------------------------------------------------------------------------------
Total Return      NA               (20.51%)  NA        NA        3.00%
Yield             0.03%            NA        NA        NA        NA
--------------------------------------------------------------------------------


                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 25,
                                                                 1996
--------------------------------------------------------------------------------
Class B Shares
--------------------------------------------------------------------------------
Total Return      NA               (21.15%)  NA        NA        3.07%
Yield             0.00%            NA        NA        NA        NA
--------------------------------------------------------------------------------


                  30-Day Period    1 Year    5 Years   10 Years  Since Inception
                                                                 on November 25,
                                                                 1996
--------------------------------------------------------------------------------
Class C Shares
--------------------------------------------------------------------------------
Total Return      NA               (17.33%)  NA        NA        5.18%
Yield             0.00%            NA        NA        NA        NA
--------------------------------------------------------------------------------



TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


PERFORMANCE COMPARISONS

Advertising and sales literature may include:


 . references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

 . charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

 . discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

 . information about the mutual fund industry from sources such as the Investment
  Company Institute.


The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Standard & Poor's Low-Priced Index compares a group of approximately twenty actively traded stocks priced under $25 for one month periods and year-to-date.

Value Line Mutual Fund Survey, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for one month.


CDA Mutual Fund Report, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

Dow Jones Industrial Average (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

Financial publications. The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune and Money magazines, among others--provide performance statistics over specified time periods.

Lipper Analytical Services, Inc. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

Morningstar, Inc. An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

Stategic Insight Mutual Fund Research and Consulting, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "growth funds" category in advertising and sales literature.

Mutual Fund Source Book, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.

Value Line Composite Index, consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.



WHO IS FEDERATED INVESTORS, INC.?
================================================================================


Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW



Municipal funds. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity funds. In the equity sector, Federated has more than 27 years' experience. As of

December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate bond funds. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis-- is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

Government funds. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

Money market funds. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income -

William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


Mutual Fund Market. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:



FEDERATED CLIENTS OVERVIEW



Institutional Clients. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

Bank Marketing. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION
================================================================================


The Financial Statements for the Fund for the fiscal year ended October 31, 1998 are incorporated herein by reference to the Annual Report to Shareholders of Federated Aggressive Growth Fund dated October 31, 1998.


INVESTMENT RATINGS
================================================================================


Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Moody's Investors Service, Inc. Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Moody's Investors Service, Inc. Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:


 . Leading market positions in well established industries.

 . High rates of return on funds employed.

 . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

 . Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 . Well established access to a range of financial markets and assured sources of alternate liquidity.


Prime-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


ADDRESSES
================================================================================


Federated Aggressive Growth Fund
Class A, Class B, Class C                        Federated Investors Funds
                                                 5800 Corporate Drive
                                                 Pittsburgh, PA 15237-7000

--------------------------------------------------------------------------------

Distributor
Federated Securities Corp.                       Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------

Investment Adviser
Federated Management                             Federated Investors Tower
                                                 1001 Liberty Avenue,
                                                 Pittsburgh, PA 15222-3779

--------------------------------------------------------------------------------


Custodian
State Street Bank and Trust Company              P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company           P.O. Box 8600
                                                 Boston, MA 02266-8600

--------------------------------------------------------------------------------


Independent Auditors
Ernst & Young LLP                                200 Clarendon Street
                                                 Boston, MA 02116-5072

--------------------------------------------------------------------------------




PART C.         OTHER INFORMATION.

Item 23.    Exhibits
(a)      Conformed copy of Declaration of Trust of the
         Registrant; (11)
                    (i) Conformed copy of Amended and Restated Declaration of
                         Trust; (12)
(b)  Copy of By-Laws of the Registrant as amended; (11)
     (i)    Copy of Amendment No. 2 to By-Laws, effective February 2, 1987; (11)
     (ii)    Copy of Amendment No. 3 to By-Laws, effective August 25, 1988; (11)
     (iii) Copy of Amended and Restated By-Laws, effective August 15, 1995; (12)
      (iv) Copy of Amendment No. 5 to By-Laws, effective February 23, 1998; (18)
      (v) Copy of Amendment No. 6 to By-Laws, effective February 27, 1998; (18)
      (vi) Copy of Amendment No. 7 to By-Laws, effective May 12, 1998; (18)
(c)   (i)    Copy of Specimen Certificate for Shares of Beneficial Interest of
             the Registrant (Federated Small Cap
                  Strategies Fund); (7)
          (ii)    Copy of Specimen Certificate for Shares of Beneficial Interest
                  of the Registrant (Federated Growth
                  Strategies Fund); (8)
         (iii)    Copy of Specimen Certificate for Shares of Beneficial Interest
                  of the Registrant (Federated Capital
                  Appreciation Fund); (9)
          (iv)    Copy of Specimen Certificate for Shares of Beneficial Interest
                  of the Registrant (Federated Aggressive
                  Growth Fund); (13)
(d)        (i)    Conformed copy of Investment Advisory Contract on behalf of the Registrant; (6)
         .........

+ All exhibits have been filed electronically.

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed June 11, 1996. (File Nos. 2-91090 and 811-4017)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed May 31, 1996. (File Nos. 2-91090 and 811-4017)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed December 30, 1996. (File Nos. 2-91090 and 811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2- 91090 and 811-4017)

     (ii) Conformed copy of Investment Advisory Contract on
          behalf of the Registrant, which includes
             Exhibits A and B for Federated Small Cap Strategies Fund and Federated Capital
Appreciation Fund,                  .................         respectively; (10)
                  (iii) Conformed copy of Exhibit C to the Investment Advisory Contract for
Federated Aggressive Growth         .................         Fund; (14)
   (e)     Conformed copy of Distributor's Contract of the Registrant; (10)
              (i) Conformed copy of Exhibit A to the Distributor's Contract for
                  Federated Small Cap Strategies Fund, Class A
                     Shares; (10)
    (ii) Conformed copy of Exhibit B to the Distributor's Contract for Federated Small Cap Strategies Fund, Class B Shares;
                     (10)
            (iii) Conformed copy of Exhibit C to the Distributor's Contract for
                    Federated Small Cap Strategies Fund, Class C
                     Shares; (10)
             (iv) Conformed copy of Exhibit D to the Distributor's Contract for
                  Federated Growth Strategies Fund, Class A
                     Shares; (10)
           (v) Conformed copy of Exhibit E to the Distributor's Contract for Federated Growth Strategies Fund, Class B Shares;
                     (10)
             (vi) Conformed copy of Exhibit F to the Distributor's Contract for
                  Federated Growth Strategies Fund, Class C
                     Shares; (10)
            (vii) Conformed copy of Exhibit G to the Distributor's Contract for
                  Federated Capital Appreciation Fund, Class A
                     Shares; (10)
  (viii) Conformed copy of Exhibit H to the Distributor's Contract for Federated Capital Appreciation Fund, Class B Shares;
                     (10)
    (ix) Conformed copy of Exhibit I to the Distributor's Contract for Federated Capital Appreciation Fund, Class C Shares;
                     (10)
     (x) Conformed copy of Exhibit J to the Distributor's Contract for Federated Aggressive Growth Fund, Class A Shares; (14)
    (xi) Conformed copy of Exhibit K to the Distributor's Contract for Federated Aggressive Growth Fund, Class B Shares; (14)
   (xii) Conformed copy of Exhibit L to the Distributor's Contract for Federated Aggressive Growth Fund, Class C Shares; (14)
        (xiii) Conformed copy of Distributor's Contract (Class B Shares); (16)


+ All exhibits have been filed electronically.
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-
      910090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 of Form N-1A filed December 30, 1997
         (File Nos. 2-910090 and 811-4017)

           (xiv) Conformed copy of Amendment to the Distribution Plan
                 (Class B Shares); (16)
            (xv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement;
                       Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the
                       Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
                       (File No. 33-38550 and 811-6269)
      (f)     Not applicable;
(g)    (i)  Conformed Copy of the Custodian Agreement of the Registrant; (6)
               (ii) Conformed copy of Custodian Fee Schedule; (15)
      (h)       (i) Conformed copy of Amended and Restated Shareholder Services
                    Agreement; (15)
               (ii) Conformed copy of Amended and Restated Agreement for Fund
                     Accounting Services, Administrative Services,
                       Shareholder Transfer Agency Services and Custody Services Procurement; (17)
              (iii) Conformed copy of Principal Shareholder Servicer's
Agreement (Class B Shares); (16)
           (iv) Conformed copy of Shareholder Services Agreement (Class B Shares); (16)
            (v) The responses and exhibits described in Item 23(e)(xv) are hereby incorporated by reference.
           (vi) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                    Item 24(b)(9)(iii) of the Federated GNMA Trust
                    Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
  (i) Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
  (j)      Conformed copy of Consent of Independent Auditors; +
  (k)      Copy of Financial Data Schedules; +
  (l)      Conformed copy of Initial Capital Understanding; (2)

+ All exhibits have been filed electronically.

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2- 91090 and 811-4017)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)

 (m)      Conformed Copy of Distribution Plan of the Registrant; (10)
            (i) Conformed copy of Exhibit A to the Distribution Plan for
                Federated Small Cap Strategies Fund, Class A
                   Shares; (10)
  (ii) Conformed copy of Exhibit B to the Distribution Plan for Federated Small Cap Strategies Fund, Class B Shares; (10)
          (iii) Conformed copy of Exhibit C to the Distribution Plan for Federated Small Cap Strategies Fund, Class C
                   Shares; (10)
           (iv) Conformed copy of Exhibit D to the Distribution Plan for Federated Growth Strategies Fund, Class B Shares;
                   (10)
            (v) Conformed copy of Exhibit E to the Distribution Plan for
                Federated Growth Strategies Fund, Class C Shares;
       (10)
           (vi) Conformed copy of Exhibit F to the Distribution Plan for Federated Capital Appreciation Fund, Class A
                   Shares; (10)
 (vii) Conformed copy of Exhibit I to the Distribution Plan for Federated Aggressive Growth Fund, Class A Shares; (14)
      (viii) Conformed copy of Exhibit J to the Distribution Plan for Federated Aggressive Growth Fund, Class B Shares;(14)
           (ix) Conformed copy of Exhibit K to the Distribution Plan for Federated Aggressive Growth Fund, Class C Shares;
                   (14)
            (x) The responses described in Item 23(e)(xv) are hereby
                incorporated by reference;
 (n)      Not applicable.
 (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on
                    Form N-1A, filed with the Commission on
                   January 26, 1996. (File Nos. 33-52149 and 811-07141);
(p)        Conformed copy of Power of Attorney; (18)
(i)      Conformed copy of Power of Attorney of Chief
                                Investment Officer of the Registrant; +
                            (ii)Conformed copy of Power of Attorney of Treasurer
                                of the Registrant. +

Item 24.          Persons Controlled by or Under Common Control with the Funds

                  None.

Item 25.          Indemnification:  (1)

         .........
+ All exhibits have been filed electronically.

1.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed July 9, 1984. (File Nos. 2-91090 and 811-4017)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)

14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2- 910090 and 811-4017)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2- 91090 and 811-4017)

Item 26.      Business and Other Connections of the Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:             William D. Dawson, III
                                                     Henry A. Frantzen
                                                     J. Thomas Madden

              Senior Vice Presidents:                Joseph M. Balestrino
                                                     Drew J. Collins
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Sandra L. McInerney
                                                     Susan M. Nason
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski

              Vice Presidents:                       Todd A. Abraham
                                                     J. Scott Albrecht
                                                     Arthur J. Barry
                                                     Randall S. Bauer
                                                     David A. Briggs
                                                     Micheal W. Casey
                                                     Kenneth J. Cody
                                                     Alexandre de Bethmann
                                                     Michael P. Donnelly
                                                     Linda A. Duessel
                                                     Donald T. Ellenberger
                                                     Kathleen M. Foody-Malus
                                                     Thomas M. Franks
                                                     Edward C. Gonzales
                                                     James E. Grefenstette
                                                     Susan R. Hill
                                                     Stephen A. Keen
                                                     Robert K. Kinsey
                                                     Robert M. Kowit
                                                     Jeff A. Kozemchak
                                                     Richard J. Lazarchic
                                                     Steven Lehman
                                                     Marian R. Marinack
                                                     Charles A. Ritter
                                                     Keith J. Sabol
                                                     Frank Semack
                                                     Aash M. Shah
                                                     Christopher Smith
                                                     Tracy P. Stouffer
                                                     Edward J. Tiedge
                                                     Paige M. Wilhelm
                                                     Jolanta M. Wysocka
                                                     Marc Halperin

              Assistant Vice Presidents:             Nancy J. Belz
                                                     Robert E. Cauley
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone, Jr.
                                                     Paul S. Drotch
                                                     Salvatore A. Esposito
                                                     Donna M. Fabiano
                                                     John T. Gentry
                                                     William R. Jamison
                                                     Constantine Kartsonsas
                                                     John C. Kerber
                                                     Grant K. McKay
                                                     Natalie F. Metz
                                                     Joseph M. Natoli
                                                     John Sheehy
                                                     Michael W. Sirianni
                                                     Leonardo A. Vila
                                                     Lori A. Wolff
                                                     Gary Farwell

              Secretary:                             Stephen A. Keen

              Treasurer:                             Thomas R. Donahue

              Assistant Secretaries:                 Thomas R. Donahue
                                                     Richard B. Fisher
                                                     Christine I. Newcamp

              Assistant Treasurer:                   Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.



Item 27.          Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities
     Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.




                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice
Federated Investors Tower                  President,
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779



Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


            (c)   Not Applicable


Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Federated Investors Tower
                                       1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779
                                       (notices should be sent to the Agent
                                       for Service at above address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Management                   Federated Investors Tower
("Adviser")                            1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779



Federated Shareholder Services Company Federated Investors Tower
("Transfer Agent and Dividend          1001 Liberty Avenue
Disbursing Agent")                     Pittsburgh, PA 15222-3779

State Street Bank and Trust Company    P.O. Box 8600
("Custodian")                          Boston, MA 02266-8600

Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of December, 1998.

                             FEDERATED EQUITY FUNDS


                           BY: /s/ Matthew S. Hardin
                           Matthew S. Hardin, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           December 30, 1998

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:




      NAME                                           TITLE                              DATE

By:   /s/ Matthew S. Hardin                       Attorney In Fact                December 30, 1998
      Matthew S. Hardin                           For the Persons
      ASSISTANT SECRETARY                         Listed Below

John F. Donahue*                                  Chairman and Trustee
                                                  (Chief Executive Officer)

Glen R. Johnson*                                  President

John W. McGonigle*                                Executive Vice President                                         and Secretary

Richard J. Thomas*                                Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)

J. Thomas Madden*                                 Chief Investment Officer

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee

William J. Copeland*                                 Trustee

James E. Dowd, Esq.*                                 Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Edward L. Flaherty, Jr., Esq.*                       Trustee

Peter E. Madden*                                     Trustee

John E. Murray, Jr., J.D., S.J.D.*                   Trustee

Wesley W. Posvar*                                    Trustee

Marjorie P. Smuts*                                   Trustee

* By Power of Attorney